                                                   1933 Act File No. 33-63621
                                                   1940 Act File No. 811-7369

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....        X
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Pre-Effective Amendment No.  _____..........................        __
                                                                  -----

Post-Effective Amendment No.   11  .........................        X
                             ------                               -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  -----

Amendment No.   12  ........................................        X
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                                    FTI FUNDS

                  (Exact name of Registrant as Specified in Charter)

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire

                            Federated Investors Tower

                       Pittsburgh, Pennsylvania 15222-3779

                        (Name and Address of Agent for Service)
                   (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective: _ immediately upon filing pursuant to paragraph (b) __ on MARCH 30, 2001 pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a)(i) on pursuant to paragraph (a)(i) ___ 75 days after filing pursuant to paragraph (a)(ii) on ______________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

 _  This post-effective amendment designates a new effective date for a previously
---
filed post-effective amendment

Copy to:

John N. Ake, Esquire
Ballard Spahr Andrews & Ingersoll, LLP
1735 Market Street
51st Floor
Philadelphia, PA 19103-7599

[Logo of FTI Funds]

Prospectus

M A R C H  3 1 ,  2 0 0 1

Fiduciary
Trust
International

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FTI Funds

Table of Contents

Summary of Fund Goals, Strategies, Performance and Risk	2
Fees and Expenses of the Funds	14
Related Performance	28
Investment Strategies for the Funds	29
Investment Securities and Techniques Used by the Funds	33
Principal Securities in which the Funds Invest	36
Principal Investment Risks of the Funds	41
How to Purchase Shares	46
How the Funds are Distributed/Sold	48
Redemptions and Exchanges	49
Account and Share Information	52
Management of the Funds	54
Financial Information	60

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Prospectus

March 31, 2001

Summary of Fund Goals, Strategies, Performance and Risk

[Logo]

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FTI Large Capitalization Growth Fund

(Large Capitalization Growth Fund)

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Goal: The Fund's goal is long-term growth of principal.

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Strategy: To seek its goal, the Fund invests in equity securities of companies with market capitalizations in excess of $5 billion at the time of purchase that the Fund's adviser, Fiduciary International, Inc., (Adviser) believes are of above-average financial quality and offer the prospect for above-average growth of earnings, cash flow or assets relative to the companies that comprise the Standard & Poor's 500 Composite Stock Price Index (S&P 500). In selecting securities for the Fund, the Adviser considers earnings growth, relative valuation measures and quality of company management.

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FTI Large Capitalization Growth and Income Fund
(Large Capitalization Growth and Income Fund)

Goal: The Fund's goal is long-term growth of principal and income.

Risk-The chance that the value of an investment could decline or that income from the investment could be different than expected. There are several types of risk that vary according to the type of investment.

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Strategy: To seek its goal, the Fund invests substantially all of its assets in dividend-paying equity securities of companies with market capitalizations in excess of $5 billion at the time of purchase that the Adviser believes will approximate the dividend yield of the companies that comprise the S&P 500, while attempting to keep taxable capital gains distributions relatively low. In selecting securities for the Fund, the Adviser considers earnings growth, relative valuation measures and quality of company management. However, for the Fund, the Adviser focuses on a company's securities' dividend paying prospects in an effort to generate income.

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A Tax-Sensitive Approach to Investing: In pursuing its goal, the Fund will be managed in an attempt to keep its distributions of capital gains relatively low. For example, it will generally buy securities that it intends to hold for a number of years and avoid short-term trading. In deciding which securities to sell, the Adviser will consider their capital gain or loss situation, and may attempt to offset capital gains by timing its sales of securities that have gone down in value. Also, the Adviser will consider selling any security that has not met growth expectations, in which case the capital gain, if any, would be relatively small. Successful application of this strategy may result in shareholders incurring relatively larger amounts of capital gains when they ultimately sell their shares.

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FTI International Equity Fund

(International Equity Fund)

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Goal: The Fund's goal is to provide growth of principal.

Strategy: To seek its goal, the Fund invests in the equity and debt obligations of issuers in at least three countries outside the United States so that at least 65% of its assets are invested in securities denominated in foreign currencies and at least 65% of its assets are invested in equity securities. Under normal market conditions, the Adviser invests substantially all of the Fund's assets in equity securities either denominated in foreign currencies or issued by issuers located in at least three countries outside of the United States. In evaluating regions in which to invest, the Adviser considers a variety of investment factors including macroeconomic data and local market characteristics to orient the portfolio towards those areas determined to have the best growth prospects. In selecting securities for the Fund, the Adviser considers earnings growth potential, relative valuation measures and quality of company management.

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FTI Small Capitalization Equity Fund
(Small Capitalization Equity Fund)

Goal: The Fund's goal is to provide growth of principal.

Strategy: To seek its goal, the Fund invests in the common stock of companies with market capitalizations below $1.5 billion at the time of purchase that the Adviser believes are undervalued in the marketplace or have earnings that might be expected to grow faster than the U.S. economy in general. In selecting securities for the Fund, the Adviser focuses on companies with strong franchises and companies that have high barriers of entry to competitors, strong balance sheets and cash flows and superior management.

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FTI European Smaller Companies Fund
(European Smaller Companies Fund)

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Goal: The Fund's goal is long-term growth of principal. The Fund's investment goal (or objective) may be changed by the Board of Trustees (Board) without shareholder approval.

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Strategy: The Fund seeks to meet its goal by investing at least 65% of its assets in a diversified portfolio of marketable equity and equity-related securities of European companies with a market capitalization between $100 million and $5 billion or the equivalent in local currencies at the time of purchase (smaller European companies). The Fund considers European companies to be those: (1) organized under the laws of a country in Europe or having a principal office in a country in Europe; (2) whose securities are listed or traded principally on a recognized stock exchange or over-the-counter in Europe; or (3) that derive 50% or more of their total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in Europe. The Adviser will use a disciplined investment focus, based on fundamental analysis and valuation, in selecting securities based on their perceived potential for growth.

The Fund will invest in securities listed or traded on recognized international markets in the following European countries: Austria, Belgium, the Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Italy, Ireland, Luxembourg, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland, Turkey and the United Kingdom.

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The benchmark of the Fund is the HSBC Smaller European Index. This index is composed of about 1,500 companies in Europe that have market capitalizations in a similar range to that used by the Fund. The composition of the index is updated quarterly. All of the securities of smaller European companies located in the above countries in which the Fund will invest are presently included in the index except the Czech Republic, Hungary and Poland. At the time of purchase, no single issuer will account for more than 5% of the total portfolio.

FTI Bond Fund
(Bond Fund)

Goal: The Fund's goal is total return with emphasis on income.

Strategy: To seek its goal, the Fund invests in fixed income securities (including corporate, government and mortgage-backed securities) so that, under normal market conditions, at least 80% of its assets are invested in investment grade securities or unrated securities deemed by the Adviser to be of comparable quality to investment grade securities. In selecting securities for the Fund, the Adviser evaluates the impact of economic and political trends and market risks. Up to 30% of the assets may be invested in securities of foreign issuers, provided that the securities are denominated in U.S. dollars. In order to control risks, the Adviser manages domestic bond and foreign markets as distinct asset classes. The securities in which the Fund invests may be of any maturity, but under normal market conditions the Fund's duration is within one and a half years of the Lehman Brothers Aggregate Bond Index, which is currently about five years.

FTI Municipal Bond Fund
(Municipal Bond Fund)

Goal: The Fund's goal is total return with emphasis on income.

Strategy: To seek its goal, the Fund invests in high quality municipal securities of intermediate duration (a 5-10 year maturity with a 4-7 year duration) and fixed income securities so that at least 80% of its annual interest income is exempt from federal regular income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The Fund may invest in obligations subject to alternative minimum tax without limit. Under normal market conditions, at least 80% of the Fund's assets are invested in investment grade securities or unrated securities deemed by the Adviser to be of comparable quality to investment grade securities. No more than 20% of the assets may be invested in securities rated as low as B. In selecting securities for the Fund, the Adviser assesses the impact of anticipated interest rates and market risks. The Adviser actively allocates the portfolio among different types of tax-exempt securities.

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Mutual Fund-A registered investment company that offers an affordable, diversified and professionally managed way for people to invest in the financial marketplace. A mutual fund pools the money of its shareholders to invest in a "mix'' of securities, called a portfolio, that pursues a specific objective. The money earned from the portfolio of investments is distributed back to shareholders as dividends, or, if any securities are sold at a profit, as capital gains. Shareholders can reinvest their earnings to purchase additional shares of the fund, or receive their earnings in cash.

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Investment Risks of the Funds

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In addition to the risks set forth below that are specific to an investment in a particular Fund, there are risks common to mutual funds. For example, a Fund's share price may decline and an investor could lose money. Also, there is no assurance that a Fund will achieve its investment objective. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. An investment in any one or all of the Funds does not necessarily constitute a balanced investment program for any one investor.

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Risks Related to Fixed Income Securities:	Large Cap Growth	Large Cap Growth and Income	International Equity	Small Cap Equity	European Smaller Companies	Bond	Municipal Bond

Interest Rate						X	X

Credit						X	X

Call						X	X

Prepayment						X	X

Liquidity						X	X

Sector						X	X

Non-Investment Grade						X	X
Securities

Complicated CMOs						X

Foreign Investing						X

Tax Risks							X

Risks Related to
Equity Securities:

Stock Market	X	X	X	X	X

Sector	X	X	X	X	X

Liquidity			X	X	X

Investing for Growth	X	X	X	X	X

Company Size				X	X

Currency			X		X

Foreign Investing			X		X

Initial Public Offerings			X	X	X

For an explanation of risks related to equity securities and fixed income securities, see " Principal Investment Risks of the Funds'' which begins on Page 41.

FTI Large Capitalization Growth Fund

Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

The bar chart shows the variability of the Fund's shares total returns on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's highest quarterly return was 18.34% (quarter ended December 31, 1999). Its lowest quarterly return was -20.59% (quarter ended December 31, 2000).

Average Annual Total Return Table
The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2000. The table shows the Fund's total returns averaged over a period of years relative to the S&P 500, which is a broad-based market index. The S&P 500 is a capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Total returns for the index shown do not reflect sales charges, expenses or other fees the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	S&P 500

1 Year	-13.67%	-9.13%

Since Inception (1)	4.95%	7.48%

1 The Fund's inception date was December 11, 1998.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

This information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance.

FTI Large Capitalization Growth and Income Fund

Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

The bar chart shows the variability of the Fund's shares total returns on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's highest quarterly return was 7.64% (quarter ended June 30, 1999). Its lowest quarterly return was -4.84% (quarter ended September 30, 1999)

Average Annual Total Return Table
The following table represents the Fund's Average Total Returns for the calendar periods ended December 31, 2000. The table shows the Fund's total returns averaged over a period of years relative to the S&P 500, which is a broad-based market index. The S&P 500 is a capitalization weighted index of 500 stocks representing all major industries. Total returns for the index shown do not reflect sales charges, expenses or other fees the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	S&P 500

1 Year	-1.70%	-9.13%

Since Inception (1)	6.55%	7.48%

1 The Fund's inception date was December 11, 1998.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

This information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance.

FTI International Equity Fund

Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

The bar chart shows the variability of the Fund's shares total returns on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's highest quarterly return was 31.09% (quarter ended December 31, 1999). Its lowest quarterly return was -19.01% (quarter ended September 30, 1998).

Average Annual Total Return Table
The following table represents the Fund's Average Total Returns for the calendar periods ended December 31, 2000. The table shows the Fund's total returns averaged over a period of years relative to the Morgan Stanley Capital International Europe, Australia, and Far East Index (MSCI EAFE), which is a broad-based market index. The MSCI EAFE is a standard foreign securities index used to measure the performance of European, Australian, New Zealand and Far Eastern stock markets. Total returns for the index do not reflect sales charges, expenses or other fees the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

		MSCI
Calendar Period	Fund	EAFE

1 Year	-24.95%	-14.17%

5 Years	9.26%	7.13%

Since Inception (1)	9.21%	7.94%

1 The Fund's inception date was December 22, 1995.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

FTI Small Capitalization Equity Fund

Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

The bar chart shows the variability of the Fund's shares total returns on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's highest quarterly return was 40.92% (quarter ended December 31, 1999). Its lowest quarterly return was -21.53% (quarter ended September 30, 1998).

Average Annual Total Return Table
The following table represents the Fund's Average Total Returns for the calendar periods ended December 31, 2000. The table shows the Fund's total returns averaged over a period of years relative to the Russell 2000 Growth Index (RUS2G), which is a broad-based market index. The RUS2G measures the performance of small cap companies with higher price-to-book ratios and higher forecasted growth values. Total returns for the index shown do not reflect sales charges, expenses or other fees the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	RUS2G

1 Year	3.05%	-22.43%

5 Years	21.18%	7.14%

Since Inception (1)	21.05%	7.51%

1 The Fund's inception date was December 22, 1995.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

This information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance.

FTI Bond Fund

Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

The bar chart shows the variability of the Fund's shares total returns on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load).The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's highest quarterly return was 4.46% (quarter ended December 31, 2000). Its lowest quarterly return was -1.17% (quarter ended June 30, 1999).

Average Annual Total Return Table
The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2000. The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers Aggregate Bond Index (LBAB), which is a broad-based market index. The LBAB measures the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. agency obligations, foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. Total returns for the index shown do not reflect sales charges, expenses or other fees the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	LBAB

1 Year	10.56%	11.63%

Since Inception (1)	4.97%	5.23%

1 The Fund's inception date was December 11, 1998.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

This information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance.

FTI Municipal Bond Fund

Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

The bar chart shows the variability of the Fund's shares total returns on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's highest quarterly return was 3.80% (quarter ended December 31, 2000). Its lowest quarterly return was -1.75% (quarter ended June 30, 1999).

Average Annual Total Return Table
The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2000. The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers Municipal Bond 7-Year Index (LB7MB), which is a broad-based market index. The LB7MB is comprised of municipal bonds with a minimum credit rating of at least Baa and a maturity range of 4-6 years. Total returns for the index shown do not reflect sales charges, expenses or other fees the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index

Calendar Period	Fund	LB7MB

1 Year	8.18%	9.07%

Since Inception (1)	3.42%	4.35%

1 The Fund's inception date was December 11, 1998.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

This information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance.

Fees and Expenses of the Funds

FTI Large Capitalization Growth Fund
Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of FTI Large Capitalization Growth Fund.

Shareholder Fees (Fees Paid Directly From Your Investment)

Maximum Sales Charge (Load)	None
Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	None
(as a percentage of original purchase
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load)	None
Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage	None
of amount redeemed, if applicable)
Exchange Fee	None

Annual Fund Operating Expenses
(Before Waivers and Reimbursements) (1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

Management Fee	0.75%
Distribution (12b-1) Fee (2)	0.25%
Other Expenses (3)	0.58%
Total Annual Fund Operating Expenses	1.58%
(before waivers and reimbursements) (4)

1 Although not contractually obligated to do so, the Adviser and Distributor waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2000.
Waivers and Reimbursements of Fund Expenses	0.50%
Total Actual Annual Fund Operating Expenses
(after waivers and reimbursements)	1.08%
2 The Fund did not pay or accrue the Distribution (12b-1) fee during the fiscal year ended November 30, 2000. The Fund has no present intention of paying or accruing the Distribution (12b-1) fee during the fiscal year ending November 30, 2001.
3 The Adviser voluntarily waived and reimbursed certain operating expenses of the Fund. The Adviser can terminate this voluntary waiver and reimbursement at any time. Total other expenses paid by the Fund (after the voluntary waiver and reimbursement) were 0.33% for the fiscal year ended November 30, 2000.
4 As noted above (2) and (3), certain fees are being voluntarily waived, reimbursed, or are not currently being accrued.

Example

This Example is intended to help you compare the cost of investing in FTI Large Capitalization Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers and reimbursements as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

FTI Large Capitalization
Growth Fund	$161	$499	$860	$1,878

FTI Large Capitalization Growth and Income Fund
Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of FTI Large Capitalization Growth and Income Fund.

Shareholder Fees (Fees Paid Directly From Your Investment)

Maximum Sales Charge (Load)	None
Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	None
(as a percentage of original purchase
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load)	None
Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage	None
of amount redeemed, if applicable)
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers) (1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

Management Fee	0.75%
Distribution (12b-1) Fee (2)	0.25%
Other Expenses (3)	0.27%
Total Annual Fund Operating Expenses	1.27%
(before waivers) (4)

1 Although not contractually obligated to do so, the Adviser and Distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2000.

Waivers of Fund Expenses	0.30%
Total Actual Annual Fund Operating Expenses (after waivers)	0.97%
2 The Fund did not pay or accrue the Distribution (12b-1) fee during the fiscal year ended November 30, 2000. The Fund has no present intention of paying or accruing the Distribution (12b-1) fee during the fiscal year ending November 30, 2001.
3 The Adviser voluntarily waived certain operating expenses of the Fund. The Adviser can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) were 0.22% for the year ended November 30, 2000.

.
4 As noted above in (2) and (3), certain fees are being voluntarily waived or are not currently being accrued.

Example
This Example is intended to help you compare the cost of investing in FTI Large Capitalization Growth and Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

FTI Large Capitalization
Growth and Income Fund	$129	$403	$697	$1,534

FTI International Equity Fund

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of FTI International Equity Fund.

Shareholder Fees (Fees Paid Directly From Your Investment)

Maximum Sales Charge (Load)	None
Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	None
(as a percentage of original purchase
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load)	None
Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage	None
of amount redeemed, if applicable)
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and
Reimbursements) (1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

Management Fee	1.00%
Distribution (12b-1) Fee (2)	0.25%
Other Expenses (3)	0.38%
Total Annual Fund Operating Expenses	1.63%
(before waivers and reimbursements)

1 Although not contractually obligated to do so, the Adviser and Distributor waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2000.

Waivers and Reimbursements of Fund Expenses	0.43%
Total Actual Annual Fund Operating Expenses
(after waivers and reimbursements)	1.20%
2 The Fund did not pay or accrue the Distribution (12b-1) fee during the fiscal year ended November 30, 2000. The Fund has no present intention of paying or accruing the Distribution (12b-1) fee during the fiscal year ending November 30, 2001.

.
3 The Adviser voluntarily waived and reimbursed certain operating expenses of the Fund. The Adviser can terminate this voluntary waiver and reimbursement at any time. Total other expenses paid by the Fund (after the voluntary waiver and reimbursement) were 0.20% for the fiscal year ended November 30, 2000.

4 As noted above in (2) and (3), certain fees are being voluntarily waived, reimbursed, or are not currently being accrued.

Example

This Example is intended to help you compare the cost of investing in FTI International Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers and reimbursements as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

FTI International Equity Fund	$166	$514	$887	$1,933

FTI Small Capitalization Equity Fund
Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of FTI Small Capitalization Equity Fund.

Shareholder Fees (Fees Paid Directly From Your Investment)

Maximum Sales Charge (Load)	None
Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	None
(as a percentage of original purchase
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load)	None
Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage	None
of amount redeemed, if applicable)
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers) (1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

Management Fee	1.00%
Distribution (12b-1) Fee (2)	0.25%
Other Expenses (3)	0.29%
Total Annual Fund Operating Expenses	1.54%
(before waivers) (4)

1 Although not contractually obligated to do so, the Advisor and Distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2000.

Waivers of Fund Expenses	0.27%
Total Actual Annual Fund Operating Expenses (after waivers)	1.27%
2 The Fund did not pay or accrue the Distribution (12b-1) fee during the fiscal year ended November 30, 2000. The Fund has no present intention of paying or accruing the Distribution (12b-1) fee during the fiscal year ending November 30, 2001.

.
3 The Adviser voluntarily waived certain operating expenses of the Fund. The Adviser can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) were 0.27% for the fiscal year ended November 30, 2000.

4 As noted above in (2) and (3), certain fees are being voluntarily waived or are not currently being accrued.

Example
This Example is intended to help you compare the cost of investing in FTI Small Capitalization Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

FTI Small Capitalization Equity Fund	$157	$486	$839	$1,834

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FTI European Smaller Companies Fund
Fees And Expenses

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This table describes the fees and expenses that you may pay if you buy and hold shares of FTI European Smaller Companies Fund.

Shareholder Fees (Fees Paid Directly From Your Investment)

Maximum Sales Charge (Load)	None
Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	None
(as a percentage of original purchase
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load)	None
Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage	None
of amount redeemed, if applicable)
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers) (1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

Management Fee	1.00%
Distribution (12b-1) Fee (2)	0.25%
Other Expenses (3)	1.31%
Total Annual Fund Operating Expenses	2.56%
(before waivers)

1 Although not contractually obligated to do so, the Adviser and Distributor will waive certain amounts. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending November 30, 2001.
Total Waivers of Fund Expenses	1.36%
Total Actual Annual Operating Expenses (after waivers)	1.20%
2 The Fund has no present intention of paying or accruing the Distribution (12b-1) fee for the fiscal year ending November 30, 2001.
3 The Adviser expects to voluntarily waive certain operating expenses of the Fund. The Adviser can terminate this anticipated voluntary waiver at any time. The operating expenses to be paid by the Fund (after the anticipated voluntary waiver) are expected to be 0.20% for the fiscal year ending November 30, 2001.

Example
This Example is intended to help you compare the cost of investing in FTI European Smaller Companies Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

FTI European Smaller Companies Fund	$259	$796

FTI Bond Fund
Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of FTI Bond Fund.

Shareholder Fees (Fees Paid Directly From Your Investment)

Maximum Sales Charge (Load)	None
Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	None
(as a percentage of original purchase
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load)	None
Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage	None
of amount redeemed, if applicable)
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers) (1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

Management Fee	0.50%
Distribution (12b-1) Fee (2)	0.25%
Other Expenses (3)	0.29%
Total Annual Fund Operating Expenses	1.04%
(before waivers) (4)

1 Although not contractually obligated to do so, the Adviser and Distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2000.

Waivers of Fund Expenses	0.30%
Total Actual Annual Fund Operating Expenses (after waivers)	0.74%
2 The Fund did not pay or accrue the Distribution (12b-1) fee during the fiscal year ended November 30, 2000. The Fund has no present intention of paying or accruing the Distribution (12b-1) fee during the fiscal year ending November 30, 2001.

3 The Adviser voluntarily waived certain operating expenses of the Fund. The Adviser can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) were 0.24% for the fiscal year ended November 30, 2000.

4 As noted above in (2) and (3), certain fees are being voluntarily waived or are not currently being accrued.

Example
This Example is intended to help you compare the cost of investing in FTI Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

FTI Bond Fund	$106	$331	$574	$1,271

FTI Municipal Bond Fund
Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of FTI Municipal Bond Fund.

Shareholder Fees (Fees Paid Directly From Your Investment)

Maximum Sales Charge (Load)	None
Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	None
(as a percentage of original purchase
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load)	None
Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage	None
of amount redeemed, if applicable)
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers) (1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

Management Fee	0.50%
Distribution (12b-1) Fee (2)	0.25%
Other Expenses (3)	0.34%
Total Annual Fund Operating Expenses	1.09%
(before waivers) (4)

1 Although not contractually obligated to do so, the Adviser and Distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2000.
Waivers of Fund Expenses	0.30%
Total Actual Annual Fund Operating Expenses (after waivers)	0.79%
2 The Fund did not pay or accrue the Distribution (12b-1) fee during the fiscal year ended November 30, 2000. The Fund has no present intention of paying or accruing the Distribution (12b-1) fee during the fiscal year ending November 30, 2001.
3 The Adviser voluntarily waived certain operating expenses of the Fund. The Adviser can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) were 0.29% for the year ended November 30, 2000.
4 As noted above in (2) and (3), certain fees are being voluntarily waived or are not currently being accrued.

Example
This Example is intended to help you compare the cost of investing in FTI Municipal Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

FTI Municipal Bond Fund	$111	$347	$601	$1,329

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FTI European Smaller Companies Fund
Related Performance

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The investment policies and investment strategies of the Fund are substantially similar to those of the European Smaller Companies Fund (the Off-Shore Fund), a portfolio of a unit trust that is registered and sold outside of the United States and to those of private portfolios, the FTCI European Smaller Cap Equities Accounts (the Accounts) all of which are managed by the same FTI investment team that will manage the Fund. The performance of the Off Shore Fund and the Accounts may be relevant to investors deciding whether to invest in the Fund. The performance of the Accounts represents a composite of all accounts managed using substantially similar investment policies and strategies. The Offshore Fund is denominated in euros, however, for the purposes of comparison, the performance indicated below is calculated as though it were denominated in dollars.

Since Inception
	1 Year (Ended	(January 1, 1999) to
	December 31, 2000)	December 31, 2000

Off-Shore Fund	-2.31% Cumulative	31.58%*
Total Return

Since Inception
	1 Year (Ended	(January 1, 1994) to	5 Years (Ended
	December 31, 2000)	December 31, 2000	December 31, 2000)

The Accounts	-1.01% Cumulative	29.24%*	30.63%*
Total Return

	1 Year (Ended		5 Years (Ended
	December 31, 2000)	Since Inception	December 31, 2000)

HSBC Smaller	-12.69% Cumulative	7.55% **,	8.51%*
European Index	Total Return	3.06%***

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The performance of the Off-Shore Fund and the Accounts does not indicate any historical performance of the Fund, nor should this performance be interpreted as indicative of the future performance of the Fund. Also, the performance reported for the Off-Shore Fund reflects a relatively short time period and may not be indicative of long term results.

The performance of these portfolios is net of investment management or trust fees that, with respect to some of the Accounts, are lower than fees incurred by the Fund and have positively affected the performance results of the Accounts. The portfolios are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected their performance results.

* Average Annual Total Return
** Average Annual Total Return from January 1, 1994 through December 31, 2000
*** Average Annual Total Return from January 1, 1999 through December 31, 2000

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Investment Strategies for the Funds

Large Capitalization Growth Fund

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Strategy: Investments are allocated among different sectors and companies, and these holdings are adjusted based on long-term investment considerations. Under normal market conditions, at least 65% of the total assets of the Fund's portfolio will be invested in the common stock of large capitalization companies, which the Fund defines as those having a market value capitalization in excess of $5 billion. The Fund emphasizes U.S. securities but may also invest up to 10% of its net assets in equity securities of foreign growth companies that meet the criteria applicable to U.S. securities and up to 20% of its net assets in American Depositary Receipts (ADRs).

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In allocating investments to particular sectors, the Adviser will consider the weighting in that sector within the Russell 1000 Growth Index ("Russell 1000 Growth''). The Adviser's allocation to any given sector will not necessarily correlate with the Russell 1000 Growth's allocation, depending upon the Adviser's perceptions regarding current economic and market conditions.

Large Capitalization Growth and Income Fund

Strategy: In selecting companies, the Adviser considers earnings growth, relative valuation measures and company management. When analyzing earnings growth, the Adviser looks for strong, sustainable internal growth and a high proportion of recurring revenues. The Adviser also evaluates the quality of an issuer's earnings and the probability of retaining or widening profitability. In analyzing relative valuation, the Adviser performs a risk/reward analysis and a review of price/earnings ratios, growth estimates and return on invested capital. The Adviser's management analysis favors management with a proven track record, wide equity ownership and incentive programs.

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Growth and Income is managed with a sensitivity to minimizing taxes
Large Capitalization Growth and Income Fund seeks to minimize capital gains tax implications by applying a buy-and-hold approach to managing the portfolio.

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In pursuing its goal, the Adviser uses methodologies very similar to those for Large Capitalization Growth Fund, except that it will manage the Large Capitalization Growth and Income Fund with a greater focus on dividends. The Fund is expected to have fewer holdings than Large Capitalization Growth Fund, may commit a larger portion of its assets to a single holding and will not generally follow Large Capitalization Growth Fund's sector allocation strategy. Under normal market conditions, at least 65% of the total assets of the Fund's portfolio will be invested in the common stock of large capitalization companies, which the Fund defines as those having a market value capitalization in excess of $5 billion. The Fund may invest up to 10% of its net assets in equity securities of foreign growth companies that meet the criteria applicable to U.S. securities.

International Equity Fund

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Strategy: Through fundamental research on both regions and companies, the Adviser seeks to create a diversified portfolio of high quality growth companies weighted toward the regions in the world with the best growth prospects. In evaluating the prospects for each region outside the United States, the Adviser considers a variety of investment factors that are key to their assessment of the relative attractiveness of each area. These factors include economic growth, monetary and fiscal policy, political environment, market liquidity and momentum, and market valuations. Based on quantitative analysis of this data, the Fund is weighted toward those regions that are determined to have the best overall growth prospects.

Fundamental Research-A standard way to analyze the strength of a stock, this form of analysis focuses on the basic financial and operating strength of the company issuing the stock.

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In selecting individual securities for the Fund, the Adviser engages in detailed fundamental analysis including meetings and on-site visits with company management to evaluate the earnings growth potential, as well as the quality of management for each security. Based on this analysis, the current market price and valuation of the security are reviewed in order to isolate those companies that have good long-term growth prospects and quality management, but are not considered to be fully valued in the market place. The Adviser selects securities from foreign industrialized countries that comprise the Morgan Stanley Capital International EAFE Index (Europe, Australia and the Far East). The Fund may also invest up to 20% of its total assets in common stocks of issuers located in emerging market nations and may invest up to 35% of its total assets in investment grade debt securities.

Small Capitalization Equity Fund

Strategy: The Fund invests in common stocks of small capitalization companies that have a market capitalization below $1.5 billion at the time of purchase. Under normal market conditions, at least 65% of the total assets of the Fund's portfolio will be invested in these securities. The Fund may also invest up to 10% of its net assets in foreign securities traded publically in the United States. The Adviser seeks companies that are undervalued in the market place or that have earnings that are expected to grow faster than the U.S. economy. The Adviser also seeks stocks of companies whose expected growth rates exceed their current price-earnings ratio. Such companies typically possess a relatively high rate of return on invested capital so that future growth can be internally financed. They may offer the potential for accelerating earnings growth because they offer an opportunity to participate in new products, services and technologies. The Adviser also selects companies that have unique franchise opportunities, high barriers to competition, strong balance sheets and cash flows and superior management.

European Smaller Companies Fund

Strategy: The Adviser has identified an "emerging company" phenomenon in Europe, as new securities listings have increased the depth and breadth of the European equity markets. Many interesting and well-established smaller companies, previously in the private sector, are now accessible to investors and are still relatively undiscovered. The euro currency zone created as a result of the European Monetary Unit (EMU) has also accelerated the move away from top down country allocation to sector and stock selection as the major factor in identifying securities that may have above average returns. The Adviser does not intend to construct a portfolio that is merely representative of the European small cap asset class, but instead aims to produce a portfolio of securities of exceptionally dynamic companies operating in sectors that offer attractive growth potential as a result of secular changes. The Adviser has a team of research analysts dedicated to the identification of smaller companies which have, in their opinion, the potential to provide above average performance.

While the Adviser seeks to outperform the HSBC Smaller European Index, positions may be taken by the Fund that are not represented in that index. In such cases, no more than 5% of the assets of the Fund will be invested in any one market not represented in that Index.

Bond Fund

Strategy: The Adviser's strategy is to produce income, seek opportunities for capital appreciation and control risks of capital losses. To seek capital appreciation, the Adviser evaluates economic and political trends to assess the expected distribution of returns. As a general matter, the Fund's investments are expected to produce income in the form of interest payments to the Fund. As investment strategies are implemented, the Adviser's forecasts are continually reviewed to confirm investment views. The Adviser reviews forecast returns to determine preferred markets.

The average credit quality of the portfolio is a minimum of AA. No more than 20% of the assets may be invested in securities rated as low as B. Under normal market conditions, the Fund's duration is within one and one-half years of the Lehman Brothers Aggregate Bond Index, which is currently about five years. Lehman Brothers Aggregate Bond Index is comprised of U.S. Treasury obligations, U.S. agency obligations, foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations.

Municipal Bond Fund

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The Municipal Bond Fund generally seeks to provide tax-exempt income, whereas the Bond Fund seeks to generate taxable income.

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Strategy: The Adviser's strategy is to produce tax-exempt income, seek opportunities for capital appreciation and control risks of capital losses. To seek total return, the Adviser invests primarily in high quality securities of intermediate (5-15 years) maturities. To seek capital appreciation, the Adviser uses moderate interest rate anticipation, active allocation among different types of tax-exempt securities, and disciplined security selection. The Adviser employs a gradual approach when shifting a portfolio's duration. As confirmations of forecasts are received, the Adviser begins a gradual process of lengthening or shortening duration. The Adviser relies on historical data as well as investment research. The focus of the Adviser's research process is identifying and quantifying the risks inherent in specific bond market sectors and securities within those sectors.

To enhance after-tax total return, the Adviser may, from time to time, select taxable securities such as U.S. Treasury securities. The Adviser may purchase Treasury securities as a short-term investment while it seeks other buying opportunities, or to capitalize on a market rally. Treasury securities possess superior performance characteristics and generally outperform municipal securities in an up market.

The Fund does not intend to purchase securities if, as a result of such purchase, more than 25% of the value of its total assets would be invested in the securities of governmental subdivisions located in any one state, territory or possession of the United States.

As noted, the Fund seeks to produce total return, with emphasis on tax-exempt income. Total return measures the overall change in the value of an investment in the Fund (assuming reinvestment of dividend and capital gain distributions). Two factors make up total return: income produced by the Fund's investments (at least 80% of which will be exempt from federal regular income tax), and the change in value of the Fund's investments (which will be reflected in changes in the value of the Fund's shares). A positive change in value is called capital appreciation. Capital appreciation of securities the Fund continues to hold is known as "unrealized'' appreciation and is reflected in an increase in the value of the Fund's shares. When the Fund sells such a security, it "realizes'' the capital appreciation (or "capital gains''). The Fund must distribute capital gains (which are taxable) to shareholders. When the Fund makes distributions, its share price will decline by the amount of the per share distribution.

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Investment Securities and Techniques Used by the Funds

Following is a table that indicates which types of securities are a(n):

P = Principal investment of a Fund; (shaded in chart)

A = Acceptable (but not principal) investment of a Fund; or

N = Not an acceptable investment of a Fund.

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Securities in which the Funds Invest:	Large Cap Growth	Large Cap Growth & Income	International Equity	Small Cap Equity	European Smaller Companies	Bond	Municipal Bond

Equity Securities	P	P	P	P	P	N	N

Common Stocks	P	P	P	P	P	N	N

Preferred Stocks	A	A	A	A	A	A	N

Real Estate	A	A	N	A	N	N	N
Investment Trusts

Warrants	A	A	A	A	A	N	N

Fixed Income	A	A	A	A	A	P	P
Securities

Treasury	A	A	A	A	A	P	A
Securities

Agency	A	A	A	A	A	P	A
Securities

Corporate Debt	A	A	A	A	A	P	A
Securities

Commercial	A	A	A	A	A	A	A
Paper

Demand	A	A	N	N	N	A	A
Instruments

Taxable	N	N	N	N	N	P	A
Municipal
Securities

Mortgage	N	N	N	N	N	P	A
Backed
Securities

Collateralized	N	N	N	N	N	A	A
Mortgage
Obligations
(CMOs)

Sequential CMOs	N	N	N	N	N	A	A

PACs, TACs &	N	N	N	N	N	A	A
Companion
Classes

IOs and POs	N	N	N	N	N	A	N

Securities in
which the Funds
Invest:

Floaters	N	N	N	N	N	A	N
and Inverse
Floaters

Z Classes	N	N	N	N	N	A	N
and Residual
Classes

Asset Backed	N	N	N	N	N	A	A
Securities

Zero Coupon	A	A	A	A	A	A	A
Securities

Bank	A	A	A	A	A	A	A
Instruments

Credit	N	N	N	N	N	A	P
Enhancement

Convertible	A	A	A	A	A	A	N
Securities

Tax-Exempt	N	N	N	N	N	A	P
Securities

General	N	N	N	N	N	A	P
Obligation
Bonds

Special	N	N	N	N	N	A	P
Revenue Bonds

Private	N	N	N	N	N	A	A
Activity Bonds

Tax Increment	N	N	N	N	N	A	A
Financing Bonds

Municipal Notes	N	N	N	N	N	A	A

Variable Rate	N	N	N	N	A	A	A
Demand
Instruments

Municipal	N	N	N	N	N	A	P
Leases

Foreign	A	A	A	P	P	A	A
Securities

Depository	A	A	A	A	A	N	N
Receipts

Foreign	N	N	A	A	A	N	N
Exchange
Contracts

Foreign	N	N	A	A	A	A	A
Government
Securities

Securities in which the Funds Invest:	Large Cap Growth	Large Cap Growth & Income	International Equity	Small Cap Equity	European Smaller Companies	Bond	Municipal Bond

Derivative	A	A	A	A	A	A	A
Contracts

Futures	A	A	A	N	A	A	A
Contracts

Options	A	A	A	A	A	A	A

Swaps	N	N	N	N	N	A	N

Interest Rate	N	N	N	N	N	A	N
Swaps

Currency	N	N	N	N	N	A	N
Swaps

Caps & Floors	N	N	N	N	N	A	N

Total Return	N	N	N	N	N	A	N
Swaps

Hybrid	N	N	N	N	N	A	N
Instruments

Hedging	A	A	A	A	A	A	A

Special Transactions	A	A	A	A	A	A	A

Repurchase	A	A	A	A	A	A	A
Agreements

Reverse	A	A	A	A	A	A	A
Repurchase
Agreements

Delayed	A	A	A	A	A	A	A
Delivery
Transactions

To Be	N	N	N	N	N	A	A
Announced
Securities
(TBAs)

Dollar Rolls	N	N	N	N	N	A	A

Securities	A	A	A	A	A	A	A
Lending

Asset Coverage	N	N	N	N	N	A	A

Securities of	A	A	A	A	A	A	A
Other
Investment
Companies

Restricted	A	A	A	A	A	A	A
and Illiquid
Securities

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Other securities and techniques used by the Funds to meet their respective goals are described in the Statement of Additional Information.

Principal Securities in which the Funds Invest

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Equity Securities

The following describes the type of equity security in which the Funds invest as noted in the chart. Equity securities represent a share of an issuer's earnings and assets after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities because their value increases directly with the value of the issuer's business.

Common Stocks
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

30-Day SEC Yield-The Securities and Exchange Commission (SEC) has standardized this way to calculate the yield of a mutual fund. It is calculated by dividing the net investment income per share earned by the fund over a 30-day period by the share price on that date. The figure is compounded and annualized.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds invest as noted in the chart.

Treasury Securities
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government-sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

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A Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage-backed securities.

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Investment Grade Bonds-
Corporate and municipal bonds rated within the top four categories (Baa or higher by Moody's or BBB or higher by Standard & Poor's) based on the issuer's ability to pay the interest and principal. Bonds rated lower are more speculative. U.S. Treasury and government agency bonds are not rated because the payment of principal and interest are guaranteed directly by the U.S. government or the issuing agency.

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Municipal Securities
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, a Fund may invest in taxable municipal securities.

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Mortgage-Backed Securities
Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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Credit Enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Tax-Exempt Securities
Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment.

General Obligation Bonds
General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds
Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Municipal Leases
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

A Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

Investment Ratings for Investment Grade Securities
The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. A Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

ADR vs. Foreign-Listed Stocks
American Depositary Receipts (ADRs) are interests in underlying securities issued by a foreign company. Unlike other foreign securities, ADRs are:

  traded in U.S. markets; and
  denominated in U.S. dollars.

ADRs involve many of the same risks as investing directly in foreign securities.

Temporary Defensive Investments
The Funds may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. The Funds may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to give up greater investment returns to attempt to maintain the safety of principal, that is, the original amount invested by shareholders.

Portfolio Turnover

The Large Capitalization Growth and Income Fund's approach to portfolio turnover has been discussed above. The following discussion relates to the other Funds.

Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities in their portfolios will be sold whenever the Adviser believes it is appropriate to do so in light of each Fund's investment objective, without regard to the length of time a particular security has been held. The rate of portfolio turnover for each Fund may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses that must be borne directly by a Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to a Fund's shareholders, are taxable to them. (Further information is contained in the Trust's Statement of Additional Information under the sections "Brokerage Transactions'' and "Tax Information.'') Nevertheless, transactions for each Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Adviser deems it appropriate to make changes in a Fund's portfolio. A portfolio turnover rate exceeding 100% is considered to be high.

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Principal Investment Risks of the Funds

Risks Related to Fixed Income Securities

Interest Rate Risks

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. (If the bond were held to maturity, no loss or gain normally would be realized.)
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

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  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Call Risks

  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

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  Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be composed of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage-backed securities.

  For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

  Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed income securities.

  Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

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Sector Risks

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  A substantial part of the Bond Fund's and Municipal Bond Fund's portfolio may be composed of securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.

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Tax Risks

  In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable.
  Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Risks Related to Equity Securities

Stock Market Risks

  The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement, and a Fund's share price may decline.

Sector Risks

  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Liquidity Risks

  Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
  OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Related to Investing for Growth

  Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Company Size

  Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalization.

Risks Related to Initial Public Offering Market

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  The Small Capitalization Equity Fund and European Smaller Companies Fund may participate in the initial public offering (IPO) market. Investments by the Fund in IPOs may have a magnified impact on the Fund's return due to the size of the Fund. As the Fund's assets grow, the impact of IPO investment will decline, which may reduce the Fund's total return.

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Risks Related to Foreign Investing

Currency Risks

  Exchange rates for currencies, including the currency of the European economic and monetary union (the "euro''), fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

Risks of Foreign Investing

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the U.S. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign countries may have restrictions on foreign ownership or may impose exchange controls, capital flow restrictions or repatriation restrictions that could adversely affect the liquidity of a Fund's investments.
  Foreign financial markets may have fewer investor protections than U.S. markets. For instance, there may be less publicly available information about foreign companies, and the information that is available may be difficult to obtain or may not be current. In addition, foreign countries may lack financial controls and reporting standards or regulatory requirements comparable to those applicable to U.S. companies.
  Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.
  If a Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, the value of a Fund's assets may change on days you cannot purchase, redeem or exchange shares. In computing its NAV, the Fund values foreign securities on the exchange on which they are traded at the latest closing price immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith pursuant to procedures adopted by a Fund's Board, although the actual calculation may be done by others.

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How to Purchase Shares

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An investor can purchase, redeem or exchange shares, without a sales charge, any day the New York Stock Exchange (NYSE) and the Federal Reserve Wire System are open. Investors who purchase, redeem or exchange shares through a financial intermediary may be charged a service fee by that financial intermediary. When a Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV), otherwise known as a Fund's public offering price. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Municipal Bond Fund and Bond Fund generally value fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service. The Large Capitalization Growth Fund, Large Capitalization Growth and Income Fund, International Equity Fund, Small Capitalization Equity Fund and European Smaller Companies Fund generally value securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

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Minimum Investment Amount
The required minimum initial investment for Fund shares is $1,000. There is no required minimum subsequent investment amount. Minimum investments for clients of financial intermediaries (such as brokers and dealers) will be calculated by combining all accounts maintained in a Fund by the intermediary. This prospectus should be read together with any account agreement maintained for required minimum investment amounts imposed by Fiduciary Trust Company International or its affiliates. The required minimum investment amount may be waived for employees of the Adviser or its affiliates.

Shares of the Funds may be purchased through Fiduciary International, Inc. or through authorized broker/dealers. The Funds reserve the right to reject any purchase request. In connection with the sale of shares of the Funds, Edgewood Services, Inc. may, from time to time, offer certain items of nominal value to any shareholder or investor.

Through Fiduciary International, Inc.
To place an order to purchase shares of a Fund, an investor (except residents of Texas) may write or call Fiduciary International, Inc. Purchase orders must be received by Fiduciary International, Inc. before 3:00 p.m. (Eastern time) by calling 888-FIDUCIARY (888-343-8242). Payment is normally required on the next business day. Payment may be made either by mail or by wire. Texas residents must purchase shares through Edgewood Services, Inc. at 888-898-0600.

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By Mail
To purchase shares of a Fund by mail, send a check made payable to FTI Funds (and identify the appropriate Fund) to:

FTI Funds
c/o Federated Shareholder Services Company
P.O. Box 8609
Boston, MA 02266-8609

Orders by mail are considered received after payment by check is converted into federal funds. This is normally the next business day after the Fund receives the check.

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By Wire
To purchase shares of a Fund by wire, call 888-FIDUCIARY (888-343-8242). Representatives are available from 9:00 a.m. to 5:00 p.m. (Eastern time). Shares of the Funds cannot be purchased on holidays when wire transfers are restricted. Fiduciary Trust Company International is on-line with the Federal Reserve Bank of New York. Accordingly, to purchase shares of the Funds by wire, wire funds as follows:

Fiduciary Trust Company International
ABA #026007922
Credit: Account Number 550000100
Further credit to: (Name of Fund)
Re: (customer name)

Payment by wire must be received by Fiduciary International, Inc. before 3:00 p.m. (Eastern time) on the next business day after placing the order.

Through Authorized Broker/Dealers
An investor may place an order through authorized brokers and dealers to purchase shares of a Fund. These brokers and dealers may designate others to receive purchase orders on the Funds' behalf. Shares will be purchased at the net asset value next calculated after the Fund receives the purchase request. A Fund will be deemed to have received a purchase order when an authorized broker or its designee receives the order. The order will be priced at the next calculated NAV after it is received by the Fund, the broker, or the broker's designee, as applicable. Purchase requests through authorized brokers and dealers must be received before 3:00 p.m. (Eastern time) in order for shares to be purchased at that day's NAV.

Through an Exchange
A shareholder may exchange shares of one Fund for shares of any of the other Funds in the Trust by calling 888-FIDUCIARY (888-343-8242) or by writing to Fiduciary International, Inc. Shares purchased by check are eligible for exchange after seven days.

Retirement Investments
A shareholder may purchase shares of the Funds as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or 888-FIDUCIARY (888-343-8242) for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How the Funds are Distributed/Sold

The Fund's Distributor, Edgewood Services, Inc., markets the shares described in this prospectus to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Rule 12b-1 Plan
The Trust has adopted a Rule 12b-1 Plan (Plan), which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds' shares. The Trust has no present intention to activate the Plan and the Distributor has no present intention to collect any fees pursuant to the Plan. Once a Fund begins accruing the 12b-1 fee, Fund expenses will rise. If the Trust were to activate the Plan, it would be permitted to pay up to 0.25% of the average net assets of a Fund as a distribution fee to the Distributor. Because 12b-1 fees would be paid out of the Fund's assets on an ongoing basis, over time these fees would increase the cost of your investment and may cost you more than paying other types of sales charges.

Redemptions and Exchanges

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By Telephone
To redeem or exchange shares of a Fund by telephone, call Fiduciary International, Inc. at 888-FIDUCIARY (888-343-8242). An authorization form for telephone transactions must first be completed. If not completed with an investor's initial application, the forms can be obtained from the Funds. The Funds reserve the right to reject any exchange request. If you call before 3:00 p.m., you will receive a redemption amount based on the next calculated NAV. Although Fiduciary International, Inc. does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000, or in excess of one per month.

Tax Information on Redemptions and Exchanges:
Redemptions and exchanges are taxable sales.

Please consult with your tax adviser regarding your federal, state, and local tax liability.

Through Authorized Broker/Dealers
Submit your redemption or exchange request to your broker by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time).These brokers and dealers may designate others to receive redemption and exchange requests on the Funds' behalf. A Fund will be deemed to have received a redemption or an exchange request when an authorized broker or its designee receives the request. The redemption amount you receive is based upon the next calculated NAV after it is received by the Fund, the broker or the broker's designee, as applicable.

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By Mail
To redeem or exchange shares by mail send a written request to:

Federated Shareholder Services Company
P.O. Box 8609
Boston, MA 02266-8609

You will receive a redemption amount based on the NAV on the day your written request is received in proper form.

All requests must include:

  Fund name, registered account name and number;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund name, registered account name and number into which you are exchanging.

Signature Guarantees
Signatures must be guaranteed if:

  a redemption is to be sent to an address other than the address of record;
  a redemption is to be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

Redemption in Kind

Although the Funds intend to pay redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of their respective portfolio securities.

Redemptions From Retirement Accounts

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Funds may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

Exchange Privilege

Investors may exchange shares of a Fund into shares of another Fund in the Trust or certain money market funds for which affiliates or subsidiaries of Federated serve as investment adviser and/or principal underwriter (Federated Money Funds). Exchanges are made at net asset value and none of the Funds impose additional fees on exchanges. To do this, an investor must:

  complete an authorization form permitting a Fund to accept telephone exchange requests;
  meet any minimum initial investment requirements; and
  receive a prospectus if the exchange is into a Federated Money Fund. Further information on the exchange privilege and prospectuses for the Federated Money Funds are available by contacting the Trust.

An exchange is treated as a redemption and a subsequent purchase and is a taxable transaction.

The Trust may modify or terminate the exchange privilege at any time. The Trust's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to a Fund and other shareholders. If this occurs, the Trust may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing shares of other FTI Funds.

Additional Conditions

Telephone Transactions
A Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

Account and Share Information

Confirmation and Account Statements

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You will receive confirmation of purchases, redemptions and exchanges. In addition, you will receive periodic statements reporting all account activity, dividends and capital gains paid. The Funds do not issue share certificates.

Dividends and Capital Gains

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The Bond Fund and Municipal Bond Fund declare any dividends daily and pay them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

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Dividend-
In a mutual fund, money paid to shareholders that the fund has earned as income on its investments.

The Large Capitalization Growth Fund and Large Capitalization Growth and Income Fund declare and pay any dividends quarterly to shareholders. The Small Capitalization Equity Fund declares and pays any dividends semi-annually to shareholders. The International Equity Fund and European Smaller Companies Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in a Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.

If you purchase shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount of $1,000. Before an account is closed, you will be notified and allowed 30 days to purchase additional shares to meet the minimum.

Tax Information

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. For all Funds (except Municipal Bond Fund), Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund has held the securities on which gains are realized.

Capital Gain-
Profits realized on the sale of an investment. In a mutual fund, profits from the sale of securities in the fund's portfolio are usually distributed to shareholders annually.

With respect to Municipal Bond Fund, it is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Additionally, the Municipal Bond Fund may invest in obligations subject to the alternative minimum tax without limit. Shareholders should consult their own tax advisers. Whether or not dividends are exempt from federal income tax, they may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund.

Fund distributions are expected to be as follows:

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Fund	Distributions are
expected to be primarily:

Large Capitalization Growth Fund	Dividends and Capital Gains

Large Capitalization Growth
and Income Fund	Capital Gains

International Equity Fund	Capital Gains

Small Capitalization Equity Fund	Capital Gains

European Smaller Companies Fund	Dividends and Capital Gains

Bond Fund	Dividends

Municipal Bond Fund	Dividends

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Shareholders are urged to consult their own tax advisers regarding the status of their accounts under federal, state, local, and foreign tax laws, including treatment of distributions as income or return on capital.

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Capital Gains Considerations for Large Capitalization Growth Fund, Large Capitalization Growth and Income Fund, International Equity Fund, Small Capitalization Equity Fund, European Smaller Companies Fund, Bond Fund and Municipal Bond Fund

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Each of these Funds is the successor of one or more common trust funds ("CTFs'' ) previously managed by Fiduciary Trust Company International ("FTCI''). These Funds acquired the portfolio securities of the CTFs in a tax-free transaction and therefore will calculate the gain or loss upon sale of those securities based on each CTF's original purchase cost of the security. Because many of the CTFs' securities had risen in value before being acquired by the Funds, unusually large capital gains may be realized by the Funds (and distributed to shareholders) when the Funds sell these securities. As noted, shareholders must pay taxes on capital gains distributions.

Management of FTI Funds

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The Board of Trustees governs the Trust. The Board selects and oversees the Adviser, Fiduciary International, Inc. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is Two World Trade Center, New York, New York 10048-0772.

Advisory Fees

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The Adviser receives an annual investment advisory fee equal to 0.50% of each of Bond Fund's and Municipal Bond Fund's respective average daily net assets, 0.75% of each of Large Capitalization Growth Fund's and Large Capitalization Growth and Income Fund's respective average daily net assets, and 1.00% of each of the International Equity Fund's, Small Capitalization Equity Fund's and European Smaller Companies Fund's respective average daily net assets. The investment advisory contract provides for the voluntary waiver of expenses by the Adviser from time to time. The Adviser can terminate this voluntary waiver of expenses at any time with respect to a Fund at its sole discretion.

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The Investment Adviser's Background

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Fiduciary International, Inc. ("FII'') is a New York corporation that was organized in 1982 as Fir Tree Advisers, Inc. FII is a wholly-owned subsidiary of Fiduciary Investment Corporation which in turn is a wholly-owned subsidiary of FTCI. FTCI has more than 60 years of investment management experience, including more than 30 years experience in managing pooled investment vehicles that invest in the international markets. FTCI is a New York state-chartered bank specializing in Trust and investment management activities. As of December 31, 2000, FTCI had total assets under management of approximately $47 billion. These assets included investments managed for individuals and institutional clients, including employee benefit plans of corporations, public retirement systems, unions, endowments, foundations and others.

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FII is an SEC registered investment adviser under the Investment Advisers Act of 1940. The Adviser and its officers, affiliates and employees may act as investment managers for parties other than the Trust, including other investment companies.

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The Adviser has nine clients that are registered investment companies. The adviser manages private accounts as well as other investment companies and off-shore companies. Assets under management as of December 31, 2000 were approximately $775 million.

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Acquisition of Fiduciary Trust Company International
Franklin Resources, Inc. (operating as Franklin Templeton Investments) of San Mateo, CA, and Fiduciary Trust Company International of New York announced on October 25, 2000, that they have signed a definitive agreement under which Franklin Resources will acquire FTCI in an all-stock transaction valued at approximately $825 million. Based on current assets, the combined entity would have more than $280 billion in assets under management worldwide. FTCI is the ultimate parent company of the FTI Funds' investment adviser, Fiduciary International, Inc.

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The transaction, which is subject to shareholder and regulatory approvals and other customary closing conditions, is expected to be completed in the first quarter of calendar 2001. It is not expected that the transaction will result in any immediate change in the manner in which the Fund will be managed.

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Portfolio Managers for FTI Funds

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Large Capitalization Growth Fund
Alison Schatz, Coleen Barbeau, and John Hartz are primarily responsible for the day-to-day investment management of the Large Capitalization Growth Fund and Ms. Barbeau and Mr. Hartz have done so since its inception, December 11, 1998. Ms. Schatz, Senior Vice President of FTCI, and Certified Financial Analyst, joined FTCI in 1985. For the past five years she has served as manager of large capitalization equity portfolios. Ms. Schatz received a B.S.B.A. in finance and an M.I.S. from Boston University in 1985 and joined FTCI the same year. For the past 10 years, Ms. Schatz has managed portfolios of large capitalization U.S. equity securities primarily for pension funds, foundations. She is a member of the Large Capitalization Equity Committee of FTCI. Ms. Barbeau, Senior Vice President of FTCI, joined FTCI in 1983. For the past five years she has been responsible for managing institutional and individual portfolios. She is a member of the Global Investment Committee, Investment Policy Committee and is Co-chair of the Large Capitalization Equity Committee. Ms. Barbeau received a B.A. degree from Montclair University in 1981. Mr. Hartz, Senior Vice President of FTCI, joined FTCI in 1987. For the past five years he has managed institutional large capitalization equity portfolios. Mr. Hartz received a B.A. degree from Trinity College in 1959 and an M.B.A. from Columbia Business School in 1962. He is a member of the Investment Policy Committee and Co-chair of the Large Capitalization Committee.

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Large Capitalization Growth and Income Fund
S. Mackintosh Pulsifer and Carl Scaturo have been primarily responsible for the day-to-day investment management of the Large Capitalization Growth and Income Fund since its inception, December 11, 1998. Mr. Pulsifer, Senior Vice President of FTCI, joined FTCI in 1988. For the past five years he has managed individual and trust portfolios and is a member of the Investment Policy Committee. Mr. Pulsifer received an A.B. degree from Bowdoin College and an M.B.A from New York University Graduate School of Business Administration. Mr. Scaturo, Senior Vice President of FTCI, joined FTCI in 1990. For the past five years he has managed individual and trust portfolios. Mr. Scaturo received a B.A. degree in Business Administration from the University of Southern Connecticut in 1985. Prior to joining FTCI in 1990, he was with Citibank.

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International Equity Fund
Sheila Harthett-Devlin, William Yun and Joshua Rosenthal are primarily responsible for the day-to-day investment management of the International Equity Fund and Ms. Harthett-Devlin and Mr.Yun have done so since its inception, December 22, 1995. Ms. Harthett-Devlin received a BA from Pace University in 1986. An Executive Vice President of FTCI and Chartered Financial Analyst, Ms. Harthett-Devlin joined FTCI in 1980. For the past five years she has managed institutional global equity accounts. Mr.Yun, a Director and Executive Vice President of FTCI and Chartered Financial Analyst, joined FTCI in 1992. For the past five years he has managed institutional global equity accounts. Mr.Yun received a BA from Harvard University in 1981 and an MBA from the Amos Tuck School of Business Administration at Dartmouth in 1985. He is a member of the New York Society of Security Analysts. Mr. Rosenthal, Senior Vice President of FTCI, joined FTCI in 1998. He received a BA from the University of Michigan in 1979 and an MPA from Princeton University in 1981. For two years prior thereto he served as a portfolio manager with Grantham, Mayo, Van Otterloo. They serve on the Adviser's Global Investment Committee.

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Small Capitalization Equity Fund

Karen C. Fang, Senior Vice President of FTCI, is primarily responsible for the day-to-day investment management of the Small Capitalization Equity Fund. Ms. Fang, joined FTCI in 1993. For the past years she has managed U.S. growth equity portfolios for institutional and individual portfolios. She received a B.A. from Mount Holyoke College in 1980 and an M.B.A. from Columbia University in 1983. She assumed portfolio management of the Small Capitalization Equity Fund in 2000.

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European Smaller Companies Fund
Margaret Lindsay, Senior Vice President, FTCI, joined FTCI in 1991. She received a B.A. from Dickinson College in 1973, an M.S. from Drexel University in 1974 and an MBA from the Wharton School in 1981. For the past five years she has served as the head of the European Small Cap Team and as lead portfolio manager on the team. Ms. Lindsay is bilingual (English and German).

Bond Fund
Michael Rohwetter and Michael Materasso have been primarily responsible for the day-to-day investment management of the Bond Fund since its inception, December 11, 1998. Mr. Rohwetter, Senior Vice President of FTCI, joined FTCI in 1983. For the past five years he has served as manager of institutional domestic fixed income portfolios. Mr. Rohwetter received a B.B.A. degree from Pace University.

Mr. Materasso, Senior Vice President of FTCI, joined FTCI in 1988. For the past five years he has served as head of the Domestic Fixed Income Group. He is a member of the Global Investment Committee and Investment Policy Committee. Mr. Materasso received a B.A. degree from Baruch College.

Municipal Bond Fund
Ronald Sanchez, Senior Vice President of FTCI and Certified Financial Analyst, has been primarily responsible for the day-to-day investment management of the Municipal Bond Fund since its inception, December 11, 1998. Mr. Sanchez joined FTCI in 1993. For the past five years he has served as manager of tax-exempt fixed income portfolios. Mr. Sanchez received a B.S. degree from C.W. Post College.

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Financial Information

[Logo]

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Financial Highlights
(For a share outstanding throughout each period)

The following table has been audited by Ernst & Young LLP, the Funds' independent auditors. Their report dated January 19, 2001 on the Funds' financial statements for the period ended November 30, 2000 and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained free of charge.

Year Ended November 30,	Net Asset Value, Beginning of Period	Net Investment Income/ (Operating Loss)	Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency Transactions

Large Capitalization Growth and Income Fund
1999(1)	$10.00	0.04(2)	1.38	1.42	(0.03)	-
2000	$11.39	0.03	(0.22)	(0.19)	(0.03)	(1.54)
Large Capitalization Growth Fund
1999(1)	$10.00	(0.02)(2)	1.81	1.79	-	-
2000	$11.79	(0.06)	(0.92)	(0.98)	-	(0.71)
International Equity Fund
1996(3)	$10.00	0.01(2)	0.99	1.00	(0.01)	-
1997	$10.99	0.02	1.39	1.41	(0.20)	-
1998	$12.20	0.04	1.73	1.77	(0.12)	-
1999	$13.85	(0.01)	3.78	3.77	-	-
2000	$17.62	(0.03)	(2.78)	(2.81)	-	(0.86)
Small Capitalization Equity Fund
1996(3)	$10.00	(0.04)	2.12	2.08	-	-
1997	$12.08	(0.09)	2.38	2.29	-	-
1998	$14.37	(0.15)(2)	(0.61)	(0.76)	-	(0.35)
1999	$13.26	(0.16)	7.71	7.55	-	-
2000	$20.81	(0.15)	2.25	2.10	-	(1.91)
Bond Fund
1999(1)	$10.00	0.61(2)	(0.58)	0.03	(0.59)	-
2000	$9.44	0.63	0.05	0.68	(0.63)	-
Municipal Bond Fund
1999(1)	$10.00	0.38(2)	(0.44)	(0.06)	(0.38)	-
2000	$ 9.56	0.41	0.08	0.49	(0.41)	-

(1)   Reflects operations for the period from December 11, 1998 (commencement of operations) to November 30, 1999.

(2) Per share information is based on average shares outstanding.

(3) Reflects operations for the period from December 22, 1995 (commencement of operations) to November 30, 1996.

(4) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(5) This voluntary expense decrease is reflected in both the expense and net investment income (operating loss) ratios shown above.

(6) Computed on an annualized basis.

			Ratios to Average Net Assets

Total Distributions	Net Asset Value, End of Period	Total Return(4)	Expenses	Net Investment Income/ Loss	Expense Waivers/ Reimburse- ments(5)	Net Assets, End of Period (000 omitted)	Portfolio Turnover

(0.03)	$11.39	14.20%	1.08%(6)	0.37%(6)	0.03%(6)	$99,887	61%
(1.57)	$9.63	(1.98%)	0.97%	0.28%	0.05%	$87,052	9%

-	$11.79	17.90%	1.08%(6)	(0.21%)(6)	0.48%(6)	$31,238	62%
(0.71)	$10.10	(9.05%)	1.08%	(0.55%)	0.25%	$33,273	70%

(0.01)	$10.99	10.04%	1.68%(6)	0.05%(6)	3.05%(6)	$12,065	29%
(0.20)	$12.20	13.01%	1.60%	0.13%	0.13%	$40,869	55%
(0.12)	$13.85	14.61%	1.39%	0.27%	0.10%	$74,445	68%
-	$17.62	27.22%	1.20%	0.00%	0.20%	$75,989	72%
(0.86)	$13.95	(17.03%)	1.20%	(0.17%)	0.18%	$92,601	84%

-	$12.08	20.80%	1.50%(6)	(0.68%)(6)	1.51%(6)	$19,318	94%
-	$14.37	18.96%	1.50%	(0.89%)	0.24%	$40,505	111%
(0.35)	$13.26	(5.34%)	1.50%	(1.08%)	0.01%	$46,233	158%
-	$20.81	56.94%	1.44%	(0.95%)	0.00%	$72,752	130%
(1.91)	$21.00	10.22%	1.27%	(0.68%)	0.02%	$109,385	90%

(0.59)	$9.44	0.31%	0.85%(6)	6.45%(6)	0.03%(6)	$106,888	175%
(0.63)	$9.49	7.53%	0.74%	6.72%	0.05%	$115,317	211%

(0.38)	$9.56	(0.66%)	0.80%(6)	4.00%(6)	0.11%(6)	$70,698	61%
(0.41)	$9.64	5.21%	0.79%	4.25%	0.05%	$73,768	123%

FTI Large Capitalization Growth Fund
FTI Large Capitalization Growth and Income Fund
FTI International Equity Fund
FTI Small Capitalization Equity Fund
FTI European Smaller Companies Fund
FTI Bond Fund
FTI Municipal Bond Fund

Portfolios of FTI FUNDS

A Statement of Additional Information (SAI) dated March 31, 2001 contains additional information about the Funds and is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds' SAI, Annual and Semi-Annual Reports to shareholders. The Annual Report's Management Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Funds at 1-888-FIDUCIARY (888-343-8242).
Internet Address: www.ftifunds.com
You can obtain information about the Funds (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, D.C. You may also access Fund information from the EDGAR

Database on the SEC's Internet site at http://www.sec.gov.You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 202-942-8090 for information on the Public Reference Room's operations and copying fees.

[Logo of FTI Funds]

FTI FUNDS

FTI Large Capitalization Growth Fund
Cusip 302927702

FTI Large Capitalization Growth and Income Fund
Cusip 302927801

FTI International Equity Fund
Cusip 302927207

FTI Small Capitalization Equity Fund
Cusip 302927108

FTI European Smaller Companies Fund
Cusip 302927884

FTI Bond Fund
Cusip 302927603

FTI Municipal Bond Fund
Cusip 302927504

Edgewood Services Inc., Distributor
G01548-04

Fiduciary
Trust
International

FTI FUNDS

=======================================================================================
                        FTI LARGE CAPITALIZATION GROWTH FUND

                    FTI LARGE CAPITALIZATION GROWTH AND INCOME FUND

                          FTI INTERNATIONAL EQUITY FUND

                      FTI SMALL CAPITALIZATION EQUITY FUND

                       FTI EUROPEAN SMALLER COMPANIES FUND

                                  FTI BOND FUND

                           FTI MUNICIPAL BOND FUND

=======================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION

                                 MARCH 31, 2001

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for FTI Funds (the "Trust") dated March
31, 2001.

This SAI incorporates by reference the Trust's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 888-FIDUCIARY
(888-343-8242).

                               CONTENTS

                               Fund Organization                        1
                               Securities in which the Funds Invest           1
                               Investment Risks                   8
                               Investment Limitations                   8
                               Determining the Market Value of Securities     11
                               How the Funds are Sold                   11
                               Redemption in Kind                       12
                               Massachusetts Law                        12
                               Account and Share Information                  12
                               Tax Information                    13
                               Fund Management and Service Providers          13
                               How the Funds Measure Performance        17
                               Financial Information                    22
                               Investment Ratings                       22
                               Addresses                          25

    CUSIP 302927702 CUSIP 302927801 CUSIP 302927207 CUSIP 302927108 CUSIP
302927884 CUSIP 302927603 CUSIP 302927504

G01548-05 (3/01)
811-7369

=======================================================================================

FUND ORGANIZATION

=======================================================================================
The Funds are diversified portfolios of FTI Funds (Trust). The Trust is registered as an open-end, management investment company and was established under the laws of the Commonwealth of Massachusetts on October 18, 1995. The
Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (Board) has established seven separate series of the Trust which are as follows: FTI Large Capitalization Growth Fund (Large Capitalization
Growth Fund), FTI Large Capitalization Growth and Income Fund (Large
Capitalization Growth and Income Fund), FTI International Equity Fund
(International Equity Fund), FTI Small Capitalization Equity Fund (Small
Capitalization Equity Fund), European Smaller Companies Fund (European Smaller
Companies Fund), FTI Bond Fund (Bond Fund) and FTI Municipal Bond Fund
(Municipal Bond Fund), The Funds' investment adviser is Fiduciary International,
Inc.

SECURITIES IN WHICH THE FUNDS INVEST

=======================================================================================
Permitted securities and investment techniques are set forth in the securities chart in the prospectus. Securities and techniques principally used by the Funds to meet their respective objectives are also described in the prospectus. Other securities and techniques used by the Funds to meet their respective objectives are described below.

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities because their value increases directly with the value of the issuer's business.

PREFERRED STOCKS

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

REAL ESTATE INVESTMENT TRUSTS (REITS)

REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

WARRANTS

Warrants give a Fund the option to buy an issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security.
Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses.
Notes, bonds, debentures and commercial paper (which are discussed more fully below) are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment.
For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued, the conversion price exceeds the market value of the underlying equity securities.
Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a
Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing the initial investment.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. A Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class.

        SEQUENTIAL CMOS

        In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay
        CMOs reduces the prepayment risks of subsequent classes.

        PACS, TACS AND COMPANION CLASSES

        More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and repayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition,
        PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

        IOS AND POS

        CMOs may allocate interest payments to one class (Interest Only or IOs)
        and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against market risks.

        FLOATERS AND INVERSE FLOATERS

        Another variant allocates interest payments between two classes of CMOs.
        One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

        Z CLASSES AND RESIDUAL CLASSES

        CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off.
        Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters,
Inverse Floaters, IOs and POs.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S.
branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

TAX-EXEMPT SECURITIES

Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment.

      PRIVATE ACTIVITY BONDS

      Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

      The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.

TAX INCREMENT FINANCING BONDS

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

MUNICIPAL NOTES

Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. A
Fund considers an issuer to be based outside the United States if: o it is organized under the laws of, or has a principal office located in, another country;
o the principal trading market for its securities is in another country; or o it
(or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

DEPOSITARY RECEIPTS

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary
Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary
Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary
Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, a Fund may enter into spot currency trades. In a spot trade, a Fund agrees to exchange one currency for another at the current exchange rate. A Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease a Fund's exposure to currency risks.

FOREIGN GOVERNMENT SECURITIES

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies.
Examples of these include, but are not limited to, the International Bank for
Reconstruction and Development (the World Bank), the Asian Development Bank, the
European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps)
require payments relating to the income or returns from the underlying asset.
The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price.
Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make
(or collect) daily payments to the margin accounts to reflect losses (or gains)
in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to c lose out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the
Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, a Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.
Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to market and currency risks, and may also expose a Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

The Funds may trade in the following types of derivative contracts as set forth in the securities chart in the Funds' prospectus.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset.
Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

OPTIONS

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller
(writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

To the extent that a Fund utilizes options, it would generally: o Buy call options in anticipation of an increase in the value of the underlying asset; o
Buy put options in anticipation of a decrease in the value of the underlying asset; and o Buy or write options to close out existing options positions.

A Fund may also write call options to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

A Fund may also write put options to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect a Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. A
Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. A Fund's ability to hedge may be limited by the costs of the derivatives contracts. A Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to a Fund.

SWAPS

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, a Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Bond Fund may use include.

      INTEREST RATE SWAPS

      Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated
      principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offered Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

      CURRENCY SWAPS

      Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.

      CAPS AND FLOORS

      Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

      TOTAL RETURN SWAPS

      Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

HYBRID INSTRUMENTS

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark
(such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose a Fund to leverage risks or carry liquidity risks.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

A Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. A Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for a Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

      TO BE ANNOUNCED SECURITIES (TBAS)

      As with other delayed delivery transactions, a seller agrees to issue a
      TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security.
      TBA mortgage backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by a Fund.

      DOLLAR ROLLS

      Dollar rolls are transactions where a Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to market risks and credit risks.

SECURITIES LENDING

A Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The
Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to market risks and credit risks.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction, or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

A Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. Any such investment by a Fund may be subject to duplicate expenses. However, the
Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses.

RESTRICTED AND ILLIQUID SECURITIES

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission (the "SEC")
Staff position set forth in the adopting release for Rule 144A under the
Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the
Rule. The Trust, on behalf of the Funds, believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities
(eligible for resale under Rule 144A) for determination to the Trustees. The
Trustees consider the following criteria in determining the liquidity of certain restricted securities:

o  the frequency of trades and quotes for the security;
o the number of dealers willing to purchase or sell the security and the number of other potential buyers; o dealer undertakings to make a market in the security; and o the nature of the security and the nature of the marketplace trades.

Notwithstanding the foregoing, securities of foreign issuers which are not listed on a recognized domestic or foreign exchange or for which a bona fide market does not exist at the time of purchase or subsequent transaction shall be treated as illiquid securities by the Trustees.

When a Fund invests in certain restricted securities determined by the Trustees to be liquid, such investments could have the effect of increasing the level of
Fund illiquidity to the extent that the buyers in the secondary market for such securities (whether in Rule 144A resales or other exempt transactions) become, for a time, uninterested in purchasing these securities.

INVESTMENT RISKS

=======================================================================================
Risk factors associated with investing in each Fund are set forth in the risk chart in the prospectus. Principal risks factors associated with an investment in each Fund are also described in the prospectus. While not an exhaustive list, other risk factors include the following:

INTEREST RATE RISKS

o  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. (If the bond were held to maturity, no loss or gain normally would be realized.)

o  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

o  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the
   Fund will lose money.

o  Many fixed income securities receive credit ratings from services such as
   Standard & Poor's and Moody's Investor Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

o  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a fixed income security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions.
   A security's spread may also increase if the security's rating is lowered or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

o  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price.
   An increase in the likelihood of a call may reduce the security's price.

o  If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

o Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

LIQUIDITY RISKS

o  Trading opportunities are more limited for equity securities and fixed income securities that are not widely held. They are also more limited for fixed income securities that have not received any credit ratings or have received ratings below investment grade. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS ASSOCIATED WITH COMPLEX CMOS

CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities.
For example, their prices are more volatile and their trading market may be more limited.

FOREIGN MARKET RISKS

The European Smaller Companies Fund intends to invest in the securities of issuers domiciled in the Czech Republic, Hungary, Poland and Turkey ("Eastern
European countries"). Investment in the securities of issuers in these countries involves certain additional risks not involved in investment in securities of issuers in more developed markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets, (ii) uncertain national policies and social, political and economic instability (including the possibility that such countries could revert to a centralist planned government), increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S.
governmental laws or restrictions applicable to such investments, (iv) national policies which may limit the Fund's investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, and (v) the lack of developed legal structures governing private and foreign investment and private property.

Eastern European capital markets are emerging in a dynamic political and economic environment brought about by the recent events there that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that the Eastern Europe capital markets will continue to present viable investment opportunities of the Fund. There can be no assurance that expropriations of private property will not occur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected Eastern European markets.

INVESTMENT LIMITATIONS

=======================================================================================

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Funds may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff and any exemptive order or similar relief granted to the Funds (collectively, the "1940 Act Laws, Interpretations and Exemptions").

LENDING CASH OR SECURITIES

The Funds may not make loans, except to the extent permitted by the 1940 Act
Laws, Interpretations and Exemptions. This restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests. This restriction will not prevent a Fund from lending to other FTI funds consistent with any exemptions the Funds might obtain or as permitted by the 1940 Act Laws, Interpretations and
Exemptions. INVESTING IN COMMODITIES

The Funds may not purchase or sell physical commodities, provided that a Fund may purchase securities of companies that deal in commodities.

INVESTING IN REAL ESTATE

The Funds may not purchase or sell real estate, provided that this restriction does not prevent a Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

DIVERSIFICATION OF INVESTMENTS

The Funds are each a "diversified company" within the meaning of the 1940 Act.
The Funds will not purchase the securities of any issuer if, as a result, the
Funds would fail to be a diversified company within the meaning of the 1940 Act
Laws, Interpretations and Exemptions.

CONCENTRATION OF INVESTMENTS

The Funds will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of their investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Funds'
investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Funds will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

UNDERWRITING

The Funds may not underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

------------------------------------------------------------------------------------------

THE ABOVE INVESTMENT LIMITATIONS CANNOT BE CHANGED WITH RESPECT TO THE FUNDS
WITHOUT THE APPROVAL OF THE HOLDERS OF A MAJORITY OF THE FUNDS' OUTSTANDING
SHARES. A VOTE OF A MAJORITY OF THE OUTSTANDING VOTING SHARES MEANS THE
AFFIRMATIVE VOTE OF THE LESSER OF (I) 67% OR MORE OF THE FUNDS' SHARES PRESENT
AT A MEETING IF THE HOLDERS OF MORE THAN 50% OF THE OUTSTANDING SHARES ARE
PRESENT IN PERSON OR REPRESENTED BY PROXY, OR (II) MORE THAN 50% OF THE FUNDS'
OUTSTANDING SHARES.

THE FOLLOWING LIMITATIONS MAY BE CHANGED BY THE TRUSTEES WITHOUT SHAREHOLDER
APPROVAL.

INVESTING IN ILLIQUID SECURITIES

The Funds will not invest more than 15% of the value of their net assets in illiquid securities, including: repurchase agreements providing for settlement more than seven days after notice; over-the-counter options; and certain restricted securities not determined by the Trustees to be liquid.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds will limit their investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of their total assets in any one investment company, or invest more than 10% of their total assets in investment companies in general unless permitted to exceed these limits by action of the SEC. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.

INVESTING IN MINERALS

The Funds will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, except they may purchase the securities of issuers that invest in or sponsor such programs.

ARBITRAGE TRANSACTIONS

The Funds will not enter into transactions for the purpose of engaging in arbitrage.

INVESTING IN PUTS AND CALLS

The Funds will (a) limit the aggregate value of the assets underlying covered call options or put options written by a Fund to not more than 25% of their net assets, (b) limit the premiums paid for options purchased by a Fund to 5% of their net assets, and (c) limit the margin deposits on futures contracts entered into by a Fund to 5% of their net assets.

PURCHASING SECURITIES TO EXERCISE CONTROL

The Funds will not purchase securities of a company for the purpose of exercising control or management.

INVESTING IN WARRANTS

The Funds will not invest more than 5% of their net assets in warrants. For purpose of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by a Fund in units with or attached to securities may be deemed to be without value.

LEVERAGING

The Funds will not engage in transactions for the purpose of leveraging.

INVESTING IN COMMODITIES

For purposes of the Funds' fundamental investment limitation concerning commodities, investments in transactions involving financial futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

CONCENTRATION OF INVESTMENTS

For the purposes of the Funds' fundamental investment limitation concerning concentration (a) investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investments in an industry, and (b) a Fund will classify companies by industry based on their primary Standard Industrial Classification (SIC Code) as listed by a company in their filings with the SEC.

BORROWING MONEY

The Funds will not borrow money or pledge securities in excess of 5% of the value of their respective net assets.

BUYING SECURITIES ON MARGIN

The Funds will not purchase securities on margin, provided that a Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and provided that a Fund may make margin deposits in connection with their use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

PLEDGING ASSETS

The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

SELLING SHORT

The Funds will not engage in short sale transactions.

Except with respect to the Funds' policy of borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Funds have no present intention to borrow money or pledge securities in excess of 5% of the value of their net assets.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings associations having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

DETERMINING THE MARKET VALUE OF SECURITIES

=======================================================================================
The Funds' net asset value (NAV) per share fluctuates and is based on the market value of all securities and other assets of the Funds.

Market values of the Funds' portfolio securities are determined as follows:

o  for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
o  for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o  for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o  for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities. When market quotations are not readily available for securities, a pricing committee established by the
Board determines the fair value of the securities, pursuant to procedures established by the Board.

The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

HOW THE FUNDS ARE SOLD

=======================================================================================
Under the Distributor's Contract with the Fund, the Distributor, Edgewood
Services, Inc., located at Federated Investors Tower, 1001 Liberty Avenue,
Pittsburgh, PA 15222-3779, offers shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN

As a compensation type plan, the Rule 12b-1 Plan is designed to pay the
Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers)
for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and share redemptions. Also, the
Funds' service providers that receive asset-based fees benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will the Funds pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred.
Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Funds may pay Federated Shareholder Services, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated
Shareholder Services may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated
Shareholder Services (these fees do not come out of Fund assets). The
Distributor and/or Federated Shareholder Services may be reimbursed by the
Adviser or its affiliates. Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of shares the investment professional sells or may sell; the value of client assets invested; and/or upon the type and nature of sales or marketing support furnished by the investment professional.

REDEMPTION IN KIND

=======================================================================================
Although the Funds intend to pay redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment
Company Act of 1940, they are obligated to pay redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets of a Fund during any 90-day period.

Any redemption payment greater than this amount will also be in cash unless the
Funds' Board determines that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as a Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS LAW

=======================================================================================
Under certain circumstances, shareholders may be held personally liable under
Massachusetts law for obligations of the Trust. To protect its shareholders, the
Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

=======================================================================================
VOTING AND OTHER RIGHTS

A shareholder of the Funds has "dollar-based" voting rights, which means that a shareholder has one vote for each dollar of net asset value of the shares of the
Fund he or she owns. A fractional dollar of net asset value will entitle the shareholder to a corresponding fractional vote. The Declaration of Trust provides that it may not be amended without the consent of a majority of the voting securities if such amendment would adversely affect the rights of any shareholder. Each share of a Fund is entitled to participate equally in dividends and distributions declared by the Board of Trustees and, upon liquidation of a Fund, to participate proportionately in the net assets of a
Fund remaining after satisfaction of outstanding liabilities of a Fund. Fund shares have no preemptive or conversion rights and have such exchange rights as are set forth in the Funds' prospectus.

   As of March 1, 2001, Fiduciary Trust Company International, New York, New York, on
behalf of certain underlying accounts, owned of record, beneficially, or both, 5% or more of the following Funds:  Municipal Bond Fund:  Ellard & Co., New York, NY, owned approximately 8,023,462 Shares (100%); Bond Fund:  Ellard & Co., New York, NY, owned approximately 12,171,942 Shares (91.91%) and Bank of New York, as Custodian for the
Josiah Macy Jr. Foundation, New York, NY, owned approximately 1,048,836 Shares
(7.92%); Large Capitalization Growth Fund:  Ellard & Co., New York, NY, owned approximately 3,427,634 Shares (98.87%); Large Capitalization Growth and Income
Fund:  Ellard & Co., New York, NY, owned approximately 10,347,887 Shares (94.97%);
Small Capitalization Equity Fund:  Ellard & Co., New York, NY, owned approximately
3,541,575 Shares (71.88%) and Wolverhampton Borough Council, St. Peters Square
Wolverhampton, England, owned approximately 596,184 Shares (12.10%); International
Equity Fund:  Ellard & Co., owned approximately 4,815,691 Shares (73.80%) and Key
Trust Company, Cleveland, OH, owned approximately 670,293 Shares (10.27%); and
European Smaller Companies Fund:  Wendel & Co., owned approximately 302,724 Shares
(17.81%) and Ellard & Co., owned approximately 1,227,560 Shares (72.24%).

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

=======================================================================================
FEDERAL INCOME TAX

The Funds expect to pay no federal income tax because they expect to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will not be taken into account by the Funds for federal income tax purposes.

The Municipal Bond Fund, Bond Fund, Small Capitalization Equity Fund and
International Equity Fund are entitled to a capital loss carry-forward, which may reduce the taxable income or gain that these Funds would realize, and to which the shareholder would be subject, in the future.

REDEMPTION OR EXCHANGE OF SHARES

Upon a redemption or exchange of shares, a shareholder will recognize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will generally be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's holding period for the shares. Except to the extent otherwise provided in future Treasury regulations, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20%. Any loss recognized by a shareholder on the sale of Fund shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

If a shareholder exercises the exchange privilege within 90 days of acquiring
Fund shares, then any loss such shareholder recognizes on the exchange will be reduced (or any gain increased) to the extent the sales charge paid upon the purchase of the Fund shares reduces any charge such shareholder would have owed upon purchase of the shares of the replacement fund in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the shares of the replacement fund. In addition, any loss recognized on a sale or exchange will be disallowed to the extent that disposed Fund shares are replaced with new Fund shares within the 61-day period beginning 30 days before and ending 30 days after the disposition of the original Fund shares. In such a case, the basis of the Fund shares acquired will be increased to reflect the disallowed loss. Shareholders should particularly note that this loss disallowance rule applies even where Fund shares are automatically replaced under the dividend reinvestment plan.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

In order to qualify for tax treatment as a regulated investment company under the Code, the Funds are required, among other things, to derive at least 90% of its gross income in each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts derived with respect to the Fund's business of investing in such stock, securities or currencies)
(the "Income Requirement"). Foreign currency gains (including gains from options, futures or forward contracts on foreign currencies) that are not
"directly related" to a Fund's principal business may, under regulations not yet issued, not be qualifying income for purposes of the Income Requirement.

At the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Test"). For purposes of the Asset
Diversification Test, it is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or foreign government backing the particular currency. Consequently, a Fund may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its trading in forward foreign currency exchange contracts in order to stay within the limits of the Asset Diversification Test.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

FUND DISTRIBUTIONS

Under the Code, the Funds are exempt from U.S. federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and its net exempt-interest income (if any) for the year.
Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares.

The Funds also intend to distribute to shareholders substantially all of the excess of their net long-term capital gain over net short-term capital loss as a capital gain dividend. Capital gain dividends are taxable to shareholders as a long-term capital gain, regardless of the length of time a shareholder has held his shares.

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute in each calendar year an amount equal to 98% of their ordinary taxable income for the calendar year plus 98% of their "capital gain net income" (excess of capital gains over capital losses) for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, the Funds will be treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, the Funds are required to exclude foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year (and, instead, to include such gains and losses in determining ordinary taxable income for the succeeding calendar year). The Funds intend to make sufficient distributions or deemed distributions of their ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax.

INTERNATIONAL EQUITY FUND AND EUROPEAN SMALLER COMPANIES FUND ONLY:

FOREIGN INVESTMENTS

The International Equity Fund's and European Smaller Companies Fund's investment income from foreign securities may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the
United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

FOREIGN FINANCIAL INSTRUMENTS

Gains or losses from certain foreign currency forward contracts will generally be treated as ordinary income or loss and will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increase or decrease the amount of a Fund's net capital gains. Additionally, if such foreign currency-related losses exceed other investment company taxable income during a taxable year, a
Fund would not be able to pay any ordinary income dividends, and any such dividends paid before the losses were realized, but in the same taxable year, would be recharacterized as a return of capital to shareholders, thereby reducing the tax basis of Fund shares to an investor.

PFIC INVESTMENTS

The Funds may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). An "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Funds have held the PFIC stock. The Funds themselves will be subject to tax on the portion, if any, of the excess distribution that is allocated to a Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Funds distribute the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

The Funds may elect alternative tax treatment with respect to PFIC stock, in which case the special rules relating to the taxation of excess distributions by the PFIC would not be applicable. Under one such election (the "QEF Election"), the Funds generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. Under another such election (the
"Section 1296 Election"), the Funds would be required to recognize ordinary income to the extent that the fair market value of the shares of PFIC stock that they hold at the close of any taxable year exceeds the shares' adjusted basis and would also recognize ordinary income with respect to dispositions of any shares of PFIC stock at a gain during a taxable year. If the Funds make the
Section 1296 Election, the Funds will recognize a deductible ordinary loss to the extent that the adjusted basis of the shares of PFIC stock that the Funds hold at the end of any taxable year exceeds their fair market value and with respect to dispositions of any shares of PFIC stock at a loss during a taxable year. However, the amount of any ordinary loss recognized by the Funds in connection with a Section 1296 Election for any shares of PFIC stock may not exceed the amount of ordinary income previously recognized by the Funds by reason of marking such shares of PFIC stock to market at the end of a taxable year.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gains, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

FOREIGN INCOME TAXES

If (as anticipated) more than 50% of the value of the Funds' total assets at the close of any taxable year consists of the stock or securities of foreign corporations, the Funds intend to elect to "pass through" to the Funds'
shareholders the amount of foreign income taxes paid by the Funds (the "Foreign
Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income taxes paid by the Funds that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or to use their pro share of such taxes (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). No deduction for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

BACKUP WITHHOLDING

Under certain provisions of the Code, the Funds may be required to withhold 31%
of reportable dividends, capital gains distributions and redemption payments
("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Trust or who, to the Trust's knowledge, have furnished an incorrect number, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. When establishing an account, an investor must provide his or her taxpayer identification number and certify under penalty of perjury that such number is correct and that he or she is not otherwise subject to backup withholding. Corporate shareholders and other shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's
U.S. federal income tax liability.

MISCELLANEOUS CONSIDERATIONS; EFFECT OF FUTURE LEGISLATION

The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect at the date of this
SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Rules of state and local taxation of dividend and capital gain distributions from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other U.S. state and local tax rules affecting an investment in the Fund.

FUND MANAGEMENT AND SERVICE PROVIDERS

------------------------------------------------------------------------------------------
BOARD OF TRUSTEES

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member and officer of the Trust is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, and total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is composed of seven funds.

------------------------------------------------------------------------------
NAME

BIRTH DATE                                                      -----------
ADDRESS               PRINCIPAL OCCUPATIONS                     AGGREGATE
POSITION WITH TRUST   FOR PAST FIVE YEARS                       COMPENSATION

                                                                            FROM
                                                                         TRUST**

------------------------------------------------------------------------------

PETER A.  ARON        Vice President, Lafayette Enterprises,        $15,000
--------------------  Inc. (privately owned Investment
Birth Date:  May      Advisory Company); President, J. Aron
26, 1946              Charitable Foundation, Inc.; Asset
Lafayette             Manager and Trustee of certain private
Enterprise, Inc.      trusts.
126 East 56th Street
New York, NY  10022

TRUSTEE

--------------------  Senior Vice President and Management      -----------
JOSEPH A. CAJIGAL*    Committee member, Fiduciary Trust                  $0
Birth Date:           Company, International.
November 15, 1953
Fiduciary Trust
Company
International
Two World Trade
Center
New York, NY  10048
TRUSTEE

--------------------  President, Fiduciary International,       -----------
JAMES C. GOODFELLOW*  Inc., Vice Chairman, Fiduciary Trust               $0
Birth date:  April    Company International
6, 1945
Fiduciary Trust
Company
International
Two World Trade
Center
New York, NY  10048
TRUSTEE

--------------------  ---------------------------------------   -----------
BURTON J. GREENWALD   Managing Director, B.J. Greenwald             $18,000
Birth Date:           Associates, Management Consultants to
December 6, 1929      the Financial Services Industry;
2009 Spruce Street    Director, Fiduciary Emerging Markets
Philadelphia, PA      Bond Fund PLC; Director, Fiduciary
19103                 International Ireland Limited.
CHAIRMAN AND TRUSTEE

--------------------  Director/Shareholder, Herold & Haines     -----------
KEVIN J. O'DONNELL    PA (a law firm) (June 2000 to                 $15,000
Birth Date:           present); previously, Partner, Pitney
September 1, 1948     Hardin Kipp & Szuch LLP (a law firm)
25 Independence       (prior to June 2000).
Boulevard Warren,
NJ  07059-6747
TRUSTEE

----------------------------------------------------------------------------
--------------------- ------------------------------------------------------

--------------------  Senior Vice President and Director of              $0
PETER J. GERMAIN      Proprietary Funds Services, Federated
Birth Date:           Services Company; formerly, Senior
September 3, 1959     Corporate Counsel, Federated Services
Federated Investors   Company.

Tower
1001 Liberty Avenue
Pittsburgh, PA

PRESIDENT AND
TREASURER

------------------------------------------------------------------------------
                      ----------------------------------------  ------------

JEFFREY W. STERLING   Vice President and Assistant Treasurer             $0
Birth Date:           of certain funds distributed by
February 5, 1947      Edgewood Services, Inc. or its
Federated Investors   affiliates.
Tower
1001 Liberty Avenue

Pittsburgh, PA

VICE PRESIDENT AND
ASSISTANT TREASURER
------------------------------------------------------------------------------
------------------------------------------------------------------------------
   GEORGE M. POLATAS  Vice President and Assistant Treasurer
Birth Date: March     of certain funds distributed by                    $0
3, 1962               Edgewood Services, Inc. or its
Federated Investors   affiliates.
Tower
1001 Liberty Avenue

Pittsburgh, PA

VICE PRESIDENT
------------------------------------------------------------------------------
    GAIL C. JONES     Corporate Counsel and Vice President,
Birth Date: October   Federated Services Company.                        $0
26, 1953

Federated Investors
Towers
1001 Liberty Avenue
Pittsburgh, PA

SECRETARY

* AN ASTERISK DENOTES A TRUSTEE WHO IS DEEMED TO BE AN INTERESTED PERSON AS
DEFINED IN THE1940 ACT. ** THE EUROPEAN SMALLER COMPANIES FUND HAS NOT COMPLETED
ITS FIRST FULL FISCAL YEAR. THE AGGREGATE COMPENSATION DISCLOSED IN THIS TABLE
IS BASED ON ESTIMATES OF FEES TO BE PAID BY THE TRUST IN THE FISCAL YEAR ENDING
NOVEMBER 30, 2001.

=======================================================================================

INVESTMENT ADVISER

The Funds' investment adviser is Fiduciary International, Inc. (the "Adviser" or
"Fiduciary"). The Adviser conducts investment research and makes investment decisions for the Funds.

Under its contract with the Trust, the Adviser shall not be liable to the Trust, the Funds, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust. Because of the internal controls maintained by the Adviser's affiliates to restrict the flow of non-public information, Fund investments are typically made without any knowledge by the Adviser of its affiliates' lending relationships with an issuer.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer brokerage and research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Funds. The Adviser makes decisions on portfolio transactions and selects brokers and dealers, and its policies and procedures on these matters are subject to review by the Trust's' Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit a Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Administrative Services, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. Federated Administrative
Services provides these at the following annual rate of the average aggregate daily net assets as specified below:

MAXIMUM ADMINISTRATIVE FEE                      AVERAGE AGGREGATE DAILY NET ASSETS OF
THE TRUST
0.150 of 1%                               on the first $250 million
0.125 of 1%                               on the next $250 million
0.100 of 1%                               on the next $250 million
0.075 of 1%                         on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $75,000 per Fund. Federated Administrative Services may voluntarily waive a portion of its fee.

CUSTODIAN

Fiduciary Trust Company International, Two World Trade Center, New York, New
York 10048-0772, is custodian for the securities and cash of the Funds. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by Chase Manhattan Bank under the supervision of Fiduciary
International, Inc.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND PORTFOLIO

ACCOUNTANT

Federated Services Company, through its registered transfer agent subsidiary,
Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pay the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Funds, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Funds' financial statements and financial highlights are free of material misstatement.

   FEES PAID BY THE FUNDS FOR SERVICES

LARGE CAPITALIZATION GROWTH FUND

FOR THE YEAR ENDED NOVEMBER 30, 2000 AND THE PERIOD FROM DECEMBER 11, 1998 TO
NOVEMBER 30, 1999

Advisory Fee Earned $278,533; $195,351
Advisory Fee Reduction $0; $0
Administrative Fee $75,001; $72,123
12b-1 Fee $0; $0
Shareholder Services Fee $0; $0
For the period from December 11, 1998 to November 30, 1999, and the fiscal year ended November 30, 2000, Large Capitalization Growth Fund paid $46,973 and
$41,290, respectively, in brokerage commissions.

LARGE CAPITALIZATION GROWTH AND INCOME
FUND

FOR THE YEAR ENDED NOVEMBER 30, 2000 AND THE PERIOD FROM DECEMBER 11, 1998 TO
NOVEMBER 30, 1999

Advisory Fee Earned $713,281; $710,472
Advisory Fee Reduction $0; $0
Administrative Fee $128,569; $133,503
12b-1 Fee $0; $0
Shareholder Services Fee $0; $0
For the period from December 11, 1998 to November 30, 1999, and the fiscal year ended November 30, 2000, Large Capitalization Growth and Income Fund paid
$130,299 and $155,149, respectively, in brokerage commissions.

INTERNATIONAL EQUITY FUND

FOR THE YEAR ENDED NOVEMBER 30, 2000, 1999, 1998 Advisory Fee Earned $1,057,302;
$761,149; $635,839 Advisory Fee Reduction $0; $0; $0 Administrative Fee
$142,727; $107,308; $94,569 12b-1 Fee $0; $0; $0 Shareholder Services Fee $0;
$0; $0 For the fiscal year ended November 30, 1998, 1999 and 2000, International
Equity Fund paid $240,556, $306,162 and $461,570, respectively, in brokerage commissions. SMALL CAPITALIZATION EQUITY FUND FOR THE YEAR ENDED NOVEMBER 30,
2000, 1999, 1998 Advisory Fee Earned $1,134,203; $579,875; $448,146 Advisory Fee
Reduction $0; $0; $0 Administrative Fee $152,995; $82,268; $75,000 12b-1 Fee $0;
$0; $0 Shareholder Services Fee $0; $0; $0 For the fiscal year ended November
30, 1998, 1999 and 2000, Small Capitalization Equity Fund paid $107,043,
$108,844 and $147,282, respectively, in brokerage commissions. BOND FUND FOR THE
YEAR ENDED NOVEMBER 30, 2000 AND THE PERIOD FROM DECEMBER 11, 1998 TO NOVEMBER
30, 1999 Advisory Fee Earned $543,064; $363,052 Advisory Fee Reduction $0; $0
Administrative Fee $146,804; $101,621 12b-1 Fee $0; $0 Shareholder Services Fee
$0; $0 For the period from December 11, 1998 to November 30, 1999, and the fiscal year ended November 30, 2000, Bond Fund paid $0 and $0, respectively, in brokerage commissions. MUNICIPAL BOND FUND FOR THE YEAR ENDED NOVEMBER 30, 2000
AND THE PERIOD FROM DECEMBER 11, 1998 TO NOVEMBER 30, 1999 Advisory Fee Earned
$358,797; $305,943 Advisory Fee Reduction $0; $48,858 Administrative Fee
$96,976; $85,862 12b-1 Fee $0; $0 Shareholder Services Fee $0; $0 For the period from December 11, 1998 to November 30, 1999, and the fiscal year ended November
30, 2000, Municipal Bond Fund paid $0 and $0, respectively, in brokerage commissions.

HOW THE FUNDS MEASURE PERFORMANCE

=======================================================================================
The Funds may advertise share performance by using the SEC standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. Performance depends upon such variables as:
portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's expenses; and various other factors.

Performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

   AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year and start of performance periods ended
November 30, 2000. Yield is given for the 30-day period ended November 30, 2000.

FUND AVERAGE ANNUAL TOTAL RETURN YIELD

                                          1 YEAR      START OF PERFORMANCE*   30 DAY

YIELD

MUNICIPAL BOND FUND                             5.21%       2.27%       4.23%

BOND FUND                                 7.53%       3.91%       6.81%

LARGE CAPITALIZATION

GROWTH FUND                                     -9.05%            3.60%       NA

LARGE CAPITALIZATION

GROWTH AND INCOME FUND                    -1.98%            5.89%       0.39%

SMALL CAPITALIZATION EQUITY                     10.22%            18.90%            NA
FUND

INTERNATIONAL EQUITY FUND                       17.03%            8.61%             NA

*THE START OF PERFORMANCE OF MUNICIPAL BOND FUND, BOND FUND, LARGE
CAPITALIZATION GROWTH FUND AND LARGE CAPITALIZATION GROWTH AND INCOME FUND IS
DECEMBER 11, 1998. THE START OF PERFORMANCE OF SMALL CAPITALIZATION EQUITY FUND
AND INTERNATIONAL EQUITY FUND IS DECEMBER 22, 1995.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the annual reinvestment of all dividends and distributions. When a Fund has been in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

Fund yield is calculated by dividing: (i) the net investment income per share earned by the shares over a 30-day period; by (ii) the maximum offering price per share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of the Municipal
Bond Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares, the share performance is lower for shareholders paying those fees.

TAX-EQUIVALENT YIELD FOR MUNICIPAL BOND FUND

The tax-equivalent yield of the Municipal Bond Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 28% tax and assuming that income is 100% tax-exempt. Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

   TAX EQUIVALENCY TABLE

TAXABLE YIELD EQUIVALENT FOR 2001 MULTI-STATE MUNICIPAL FUNDS

FEDERAL INCOME TAX         15.00%      28.00%      31.00%      36.00%     39.60%
BRACKET:
Joint Return              $1-45,20$45,201-109,$109,251-166,$166,451-297Over
                                                                         297,300

Single Return             $1-27,05$27,051-65,5$65,551-136,7$136,750-297Over
                                                                         297,300

TAX EXEMPT YIELD:         TAXABLE YIELD EQUIVALENT:

0.50%                       0.59%       0.69%       0.72%       0.78%      0.83%
1.00%                       1.18%       1.39%       1.45%       1.56%      1.66%
1.50%                       1.76%       2.08%       2.17%       2.34%      2.48%
2.00%                       2.35%       2.78%       2.90%       3.13%      3.31%
2.50%                       2.94%       3.47%       3.62%       3.91%      4.14%
3.00%                       3.53%       4.17%       4.35%       4.69%      4.97%
3.50%                       4.12%       4.86%       5.07%       5.47%      5.79%
4.00%                       4.71%       5.56%       5.80%       6.25%      6.62%
4.50%                       5.29%       6.25%       6.52%       7.03%      7.45%
5.00%                       5.88%       6.94%       7.25%       7.81%      8.28%
5.50%                       6.47%       7.64%       7.97%       8.59%      9.11%
6.00%                       7.06%       8.33%       8.70%       9.38%      9.93%
6.50%                       7.65%       9.03%       9.42%      10.16%     10.76%
7.00%                       8.24%       9.72%      10.14%      10.94%     11.59%
7.50%                       8.82%      10.42%      10.87%      11.72%     12.42%
8.00%                       9.41%      11.11%      11.59%      12.50%     13.25%
8.50%                      10.00%      11.81%      12.32%      13.28%     14.07%
9.00%                      10.59%      12.50%      13.04%      14.06%     14.90%
9.50%                      11.18%      13.19%      13.77%      14.84%     15.73%
10.00%                     11.76%      13.89%      14.49%      15.63%     16.56%
10.50%                     12.35%      14.58%      15.22%      16.41%     17.38%
11.00%                     12.94%      15.28%      15.94%      17.19%     18.21%

---------------------------------------------------------------------------------------
NOTE:  THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING THE
TAXABLE YIELD EQUIVALENT.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o  references to ratings, rankings, and financial publications and/or performance comparisons of shares to certain indices;
o  charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio managers' views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment
Company Institute.

The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

   LARGE CAPITALIZATION GROWTH FUND

o  LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund may quote its Lipper ranking in advertising and sales literature.

o  MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000
   NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

o  STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX covers 500 industrial, utility, transportation, and financial companies in the United States market
   (mostly NYSE issues). The index represents about 75% of NYSE market capitalization and 30% of all NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

o  DOW JONES INDUSTRIAL AVERAGE is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

o  RUSSELL 1000 INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index and represents approximately 90% of the total market capitalization of the Russell 3000 Index.

o  RUSSELL 1000 GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

LARGE CAPITALIZATION GROWTH AND INCOME FUND

o  LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund may quote its Lipper ranking in advertising and sales literature.

o  MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000
   NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

o  STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX covers 500 industrial, utility, transportation, and financial companies in the United States market
   (mostly NYSE issues). The index represents about 75% of NYSE market capitalization and 30% of all NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

o  DOW JONES INDUSTRIAL AVERAGE is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

INTERNATIONAL EQUITY FUND

o  LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund may quote its Lipper rating in advertising and sales literature.

o  MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUEs. MUTUAL FUND VALUES rates more than 1,000
   NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

o  MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA, AND FAR EAST INDEX
   (EAFE) is a market capitalization-weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency, and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less
   Luxembourg withholding tax. The EAFE is monitored by Morgan Stanley Capital
   International, S.A., Geneva, Switzerland.

o  FT-ACTUARIES EUROPE & PACIFIC INDEX is a subindex based on the FT-Actuaries
   World Index, excluding Canada, Mexico, South Africa and the United States.
   The subindex contains approximately 1,600 securities in 20 countries.

SMALL CAPITALIZATION EQUITY FUND

o  LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund may quote its Lipper ranking in advertising and sales literature.

o  MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000
   NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

o  RUSSELL 2000 INDEX is a broadly diversified index consisting of approximately
   2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization stocks.

o  RUSSELL 1000 GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

o  RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

o  DOW JONES INDUSTRIAL AVERAGE is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

o  STANDARD & POOR'S MIDCAP 400 INDEX is a diversified index consisting of 400 domestic stocks chosen for market size (median market capitalization of about
   $1.513 billion, as of July 1997), liquidity, and industry group representation. It is a market-weighted index with each stock affecting the index in proportion to its market value.

o  STANDARD & POOR'S SMALLCAP 600 INDEX is an index consisting of 600 domestic stocks chosen for market size (median market capitalization of $443 million, as of July 1997), liquidity, and industry group representation. It is a market-weighted index, with each stock affecting the index in proportion to its market value.

o  STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX covers 500 industrial, utility, transportation, and financial companies in the United States market
   (mostly NYSE issues). The index represents about 75% of NYSE market capitalization and 30% of all NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

o  RUSSELL MIDCAP(TM) INDEX consists of the smallest 800 securities in the
   Russell 1000 Index, as ranked by total market capitalization. This index captures the medium-sized universe of securities and represents approximately
   35% of the Russell 1000 total market capitalization.

o  SALOMON SMITH BARNEY EMERGING GROWTH INDEX is composed of companies that have between $100 million and $2 billion in market capitalization and all have earnings per share growth rates exceeding 20%; the Index is rebalanced at least once a year.

EUROPEAN SMALLER COMPANIES FUND

o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations
  using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund may quote its Lipper ranking in advertising and sales literature.

o     MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values.
  Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

o     HSBC SMALLER EUROPEAN INDEX is composed of about 1,500 companies in Europe which have market
  capitalizations in a similar range to that used by the Fund.  The composition of the index is updated quarterly.

BOND FUND

o  LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund may quote its Lipper ranking in advertising and sales literature.

o  MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000
   NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

o  LEHMAN BROTHERS AGGREGATE BOND INDEX is composed of securities from the
   Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities
   Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Each of these indexes are rebalanced monthly by market capitalization.

MUNICIPAL BOND FUND

o  LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund may quote its Lipper ranking in advertising and sales literature.

o  MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000
   NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

o  LEHMAN BROTHERS MUNICIPAL INDEX is a broad market performance benchmark for the tax-exempt bond market. As of December 1995, approximately 29,300 bonds were included in the Municipal Bond Index with a market value of $443 billion. To be included in the Lehman Brothers Municipal Bond Index, bonds must have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the alternative minimum tax.

o  LEHMAN MUNICIPAL INDEX/7 YEAR is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, that were issued as part of an issuance of at least $50 million and have a maturity value of at least $3 million and a maturity range of 6-8 years. As of January
   1996 the index also includes zero coupon bonds and bonds subject to the
   Alternative Minimum Tax.

FINANCIAL INFORMATION

=======================================================================================
The Financial Statements for the Fund for the fiscal year ended November 30,
2000 are incorporated herein by reference to the Annual Report to Shareholders of the Funds dated November 30, 2000.

INVESTMENT RATINGS

=======================================================================================
STANDARD & POOR'S ("S&P") LONG-TERM DEBT RATING DEFINITIONS

AAA-Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB-rating.

STANDARD AND POOR'S MUNICIPAL BOND RATING DEFINITIONS

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB"
rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

B--Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The `B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB "or "BB"
rating.

MOODY'S INVESTORS SERVICE LONG-TERM BOND RATING DEFINITIONS

AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA-Bonds which are rated BAA are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear to be adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are rated BA are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

MOODY'S INVESTORS SERVICE MUNICIPAL BOND RATING DEFINITIONS

AAA--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as
"gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa"
securities.

A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated "Baa" are considered as medium-grade obligations,
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

FITCH IBCA, INC. LONG-TERM DEBT RATINGS DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality.
The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality.
The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

STANDARD & POOR'S COMMERCIAL PAPER RATING DEFINITIONS

A-1-This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory.
However, the relative degree or safety is not as high as for issues designated
A-1.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATING DEFINITIONS P-1-Issuers rated
PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

o Leading market positions in well-established industries; o High rates of return on funds employed;

o Conservative capitalization structures with moderate reliance on debt and ample asset protection; o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2-Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

                        FTI LARGE CAPITALIZATION GROWTH FUND

                    FTI LARGE CAPITALIZATION GROWTH AND INCOME FUND

                          FTI INTERNATIONAL EQUITY FUND

                      FTI SMALL CAPITALIZATION EQUITY FUND

                       FTI EUROPEAN SMALLER COMPANIES FUND

                                  FTI BOND FUND

                           FTI MUNICIPAL BOND FUND

                                    FTI FUNDS

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010

ADDRESSES

=======================================================================================

DISTRIBUTOR
Edgewood Services, Inc.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, Pennsylvania 15222-3779 INVESTMENT ADVISER Fiduciary International,
Inc. Two World Trade Center New York, New York 10048-0772 CUSTODIAN Fiduciary
Trust Company International Two World Trade Center New York, New York 10048-0772
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT Federated Services Company P.O. Box
8600 Boston, Massachusetts 02266-8600 INDEPENDENT AUDITORS Ernst & Young LLP 200
Clarendon Street Boston, Massachusetts 02116-5072 LEGAL COUNSEL Ballard Spahr
Andrews & Ingersoll, LLP 1735 Market Street, 51st Floor Philadelphia,
Pennsylvania 19103-7599

   FTI Large Capitalization
Growth Fund

FTI Large Capitalization
Growth and Income Fund

FTI International Equity Fund

FTI Small Capitalization
Equity Fund

FTI European Smaller
Companies Fund

FTI Bond Fund

FTI Municipal Bond Fund

   Cusip 302927702 LCGF Cusip 302927801 LCGIF Cusip 302927207 IEF Cusip
302927108 SCEF Cusip 302927884 ESCF Cusip 302927603 BF Cusip 302927504 MBF

G01710-01 (3/01)

                                   APPENDIX 1:

(FTI Large Capitalization Growth Fund- Risk/Return Bar Chart and Table)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of FTI Large Capitalization Growth Fund as of the calendar year-end for each of two years. The `y' axis reflects the "% Total Return"
beginning with "-15%"and increasing in increments of 5.00% up to 25.00%. The `x'
axis represents calculation periods from the earliest calendar year end of the
Fund's start of business through the calendar year ended December 31, 2000. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the FTI Large Capitalization Growth Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years
1999 through 2000. The percentages noted are 20.92% and (13.67%), respectively.

                                   APPENDIX 2:

(FTI Large Capitalization Growth and Income Fund- Risk/Return Bar Chart and Table)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of FTI Large Capitalization Growth and Income Fund as of
the calendar year-end for each of two years. The `y' axis reflects the "% Total
Return" beginning with "-2%"and increasing in increments of 2.00% up to 10.00%.
The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31,
2000. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the FTI Large Capitalization Growth and Income
Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1999 through 2000. The percentages noted
are 8.42% and (1.70%), respectively.

                                   APPENDIX 3:

(FTI International Equity Fund- Risk/Return Bar Chart and Table)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of FTI International Equity Fund as of the calendar year-end for each of five years. The `y' axis reflects the "% Total Return"
beginning with "-30%"and increasing in increments of 10.00% up to 80.00%. The
`x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 2000.
The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the FTI International Equity Fund Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years
1996 through 2000. The percentages noted are 12.79%, 13.34%, 12.86%, 43.81% and
(24.95%), respectively.

                                   APPENDIX 4:

(FTI Small Capitalization Equity Fund- Risk/Return Bar Chart and Table)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of FTI Small Capitalization Equity Fund as of the calendar year-end for each of five years. The `y' axis reflects the "% Total Return"
beginning with "0%"and increasing in increments of 10.00% up to 80.00%. The `x'
axis represents calculation periods from the earliest calendar year end of the
Fund's start of business through the calendar year ended December 31, 2000. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the FTI Small Capitalization Equity Fund Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1996 through 2000. The percentages noted are 23.40%, 17.80%, 3.03%, 69.30%
and 3.05%, respectively.

                                   APPENDIX 5:

(FTI Bond Fund- Risk/Return Bar Chart and Table)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of FTI Bond Fund as of the calendar year-end for each of two years. The `y' axis reflects the "% Total Return" beginning with "-2%"and increasing in increments of 2.00% up to 12.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 2000. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the FTI Bond Fund Shares for each calendar year is stated
directly at the bottom of each respective bar, for the calendar years 1999 through 2000. The percentages noted are (1.29%) and 10.56%, respectively.

                                   APPENDIX 6:

(FTI Municipal Bond Fund- Risk/Return Bar Chart and Table)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of FTI Municipal Bond Fund as of the calendar year-end for each of two years. The `y' axis reflects the "% Total Return" beginning with
"-2%"and increasing in increments of 2.00% up to 10.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 2000. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the FTI Municipal Bond Fund Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years
1999 through 2000. The percentages noted are (1.03%) and 8.18%, respectively.

PART C.    OTHER INFORMATION.
Item 23.    EXHIBITS:
            --------

                  (a). (i) Conformed copy of Declaration of Trust of the Registrant; (1)
                      (ii) Conformed copy of Amendment No. 1 to the Declaration of Trust of the Registrant; (2)
                     (iii) Conformed copy of Amendment No. 2 to the Declaration of Trust of the Registrant; (7)
                  (b)  Copy of By-Laws of the Registrant; (1)
                  (c)  Copy of Specimen Certificate for Shares of Beneficial Interest of
                       the Registrant; (3)
                  (d). (i) Conformed copy of Investment Advisory Contract of the
                           Registrant; (3)
                      (ii) Conformed copy of Exhibit F to the Investment Advisory Contract of the Registrant; (6)
                     (iii) Conformed copy of Exhibit G to the Investment Advisory Contract of the Registrant; (6)
                      (iv) Conformed copy of Exhibit H to the Investment Advisory Contract of the Registrant; (6)
                       (v) Conformed copy of Exhibit I to the Investment Advisory Contract of the Registrant; (6)
                  (e). (i) Conformed copy of Distributor's Contract of the Registrant; (3)
                      (ii) Conformed copy of Exhibit B to the Distributor's Contract of the Registrant; (6)
                  (f)  Not applicable;
                  (g) (i) Conformed copy of Custodian Agreement of the
                      Registrant; (3) (ii) Conformed copy of Global Custody Fee
                      Schedule; (5)

                     (iii) Conformed copy of Domestic Custodian Fee Schedule; (5)
---------------------------
(1)   Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 23, 1995 (File Nos. 33-63621 and 811-7369).
(2)   Response is incorporated by reference to Registrant's Registration Statement filed
      December 20, 1995 (File Nos. 33-63621 and 811-7369).
(3)   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed July 2, 1996 (File Nos. 33-63621 and 811-7369).
(5)   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed January 28, 1998 (File Nos. 33-63621 and 811-7369).
(6)   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed September 24, 1998 (File Nos. 33-63621 and 811-7369).
(7)   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed March 29, 1999 (File Nos. 33-63621 and 811-7369).

                  (h)  (i) Conformed copy of Administrative Services
                           Agreement; (3)
                      (ii) Conformed copy of Agreement for Fund Accounting, Shareholder
                           Recordkeeping, and Custody Services Procurement; (3)
                     (iii) Amendment No. 1 to Agreement for Fund Accounting, Shareholder
                           Recordkeeping, and Custody Services Procurement; (6)
                      (iv) Conformed copy of Shareholder Services Agreement; (3)
                       (v) Amendment No. 1 to Schedule A to the Shareholder Services
                           Agreement; (6)
                  (i)  Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (3)
                  (j) Conformed copy of Consent of Independent Accountants; (+)
                  (k) Not applicable; (l) Conformed copy of Initial Capital
                  Understanding; (2) (m) (i) Conformed copy of Amended and
                  Restated Distribution Plan; (8)

                      (ii) Copy of 12b-1 Agreement; (3)
                     (iii) Conformed copy of Amendment No. 1 to Exhibit A to the 12b-1
                           Agreement; (6)
                  (n)  Not applicable;
(o)   Conformed copy of Power of Attorney; (9)
(p)   (i)    Fiduciary International, Inc. Code of Ethics; (9)
                       (ii)  Edgewood Services Code of Ethics; (9)
                       (iii) FTI Funds Code of Ethics; (9)

------------------------------------
+  All exhibits filed electronically

(2)   Response is incorporated by reference to Registrant's Registration Statement filed
      December 20, 1995 (File Nos. 33-63621 and 811-7369).
(3)   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed July 2, 1996 (File Nos. 33-63621 and 811-7369).
(6)   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed September 24, 1998 (File Nos. 33-63621 and 811-7369).
(8)   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed March 31, 2000 (File Nos. 33-63621 and 811-7369).
(9)   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed September 22, 2000 (File Nos. 33-63621 and 811-7369).

Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:
            -------------------------------------------------------------

            None

Item 25.    INDEMNIFICATION: (1)
            ---------------

Item 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:
            ----------------------------------------------------

            (a)  For a description of the other business of the investment adviser, see the section entitled "Management of the Funds" in
                 Part A.

                 For information as to the business, profession, vocation, and employment of a substantial nature of directors and officers of
                 Fiduciary International, Inc., reference is made to Fiduciary
                 International, Inc.'s current Form ADV (File No. 801-18352)
                 filed under the Investment Advisers Act of 1940, as amended, which is incorporated herein by reference.

Item 27.    PRINCIPAL UNDERWRITERS:
            -----------------------

            (a)  Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: 4 Winds Family of Funds, Excelsior
                 Funds, Excelsior Funds, Inc., (formerly, UST Master Funds, Inc.),
                 Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc.
                 (formerly, UST Master Tax-Exempt Funds, Inc.), FTI Funds, The Riverfront
                 Funds, Robertsons Stephens Investment Trust, Stratevest Funds and WesMark
                 Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Lawrence Caracciolo           Director and President,             --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Arthur L. Cherry              Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

      ---------------------
(1)   Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 23, 1995 (File Nos. 33-63621 and 811-7369).
         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

J. Christopher Donahue        Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive               --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002    Edgewood Services, Inc.

Peter J. Germain              President,                          President
5800 Corporate Drive          Edgewood Services, Inc.          and Treasurer
Pittsburgh, PA 15237-7002

Charles L. Davis, Jr.         Vice President,
5800 Corporate Drive          Edgewood Services, Inc.             --
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Ernest L. Linane              Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

      (1)                              (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Timothy S. Johnson            Secretary,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Victor R. Siclari             Assistant Secretary,                Assistant
5800 Corporate Drive          Edgewood Services, Inc.             Secretary
Pittsburgh, PA 15237-7002

            (c)  Not applicable

Item 28.    LOCATION OF ACCOUNTS AND RECORDS:
            --------------------------------

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                  Federated Investors Tower
                                            1001 Liberty Avenue
                                            Pittsburgh, PA  15222-3779

                                            5800 Corporate Drive
                                            Pittsburgh, PA  15237-7010

Federated Services Company                  Federated Investors Tower
("Transfer Agent, Dividend                  Pittsburgh, PA 15222-3779
Disbursing Agent and Portfolio
Accountant")

Federated Administrative Services           Federated Investors Tower
("Administrator")                           Pittsburgh, PA 15222-3779

Fiduciary International, Inc.               Two World Trade Center
("Adviser")                                 New York, NY 10048-0772

Fiduciary Trust Company International       Two World Trade Center
("Custodian")                               New York, NY 10048-0772

Item 29.    MANAGEMENT SERVICES:  Not applicable.
            -------------------

Item 30.    UNDERTAKINGS:
            ------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of
            Trustees and the calling of special shareholder meetings by shareholders.

                                         SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, FTI FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its
Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of
Pittsburgh and Commonwealth of Pennsylvania, on the 27th day of March, 2001.

                                         FTI FUNDS

                  BY: /s/Gail C. Jones
                  Gail C. Jones, Secretary

                  Attorney in Fact for Peter J. Germain
                  March 27, 2001

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/ Gail C. Jones

    Gail C. Jones                 Attorney In Fact        Marc 27, 2001
    SECRETARY                     For the Persons
                                  Listed Below

    NAME                            TITLE

Peter J. Germain*                 President and Treasurer
                                 (Chief Executive Officer and
                                  Principal Financial and
                                  Accounting Officer)

Peter A. Aron*                    Trustee

Joseph A. Cajijal                 Trustee

James C. Goodfellow*              Trustee

Burton J. Greenwald*              Chairman and Trustee

Kevin J. O'Donnell*               Trustee

* By Power of Attorney